UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-05038

                                             Clearwater Investment Trust

(Exact name of registrant as specified in charter)

    2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Jason K. Mitchell

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

                    Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  651-228-0935

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2022

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
Semi-annual Report
for the period ended
June 30, 2022

Clearwater Investment Trust
Financial Statements
For the Six Months Ended June 30, 2022 (Unaudited)

1	Fund Expenses
3	Additional Information
4	Statements of Assets and Liabilities
5	Statements of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
11	Notes to Financial Statements
33	Schedules of Investments
33	Core Equity Fund
45	Select Equity Fund
55	Tax-Exempt Bond Fund
77	International Fund

Fund Expense Example
(unaudited)
As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)
The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2022.
Actual Expenses
The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2022 through June 30, 2022” to estimate the expenses attributable to your investment during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period January 1, 2022 through June 30, 2022*
Core Equity Fund	$1,000.00	$806.10	$1.12
Select Equity Fund	$1,000.00	$746.50	$3.94
Tax-Exempt Bond Fund	$1,000.00	$879.20	$1.26
International Fund	$1,000.00	$770.10	$2.72

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,023.55	$1.25
Select Equity Fund	$1,000.00	$1,020.28	$4.56
Tax-Exempt Bond Fund	$1,000.00	$1,023.46	$1.35
International Fund	$1,000.00	$1,021.72	$3.11

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.
The annualized expense ratios (reflecting voluntary fee waivers in effect during the period) are as follows:

Core Equity Fund	0.25%
Select Equity Fund	0.91%
Tax-Exempt Bond Fund	0.27%
International Fund	0.62%

Quarterly Portfolio Schedule of Investments
The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the U.S. Securities and Exchange Commission (the “SEC”) on Form N-PORT. Shareholders may request portfolio holdings information free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC's Internet site at http://www.sec.gov.
Voting Proxies on Fund Portfolio Securities
The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. The Policies and Form N-PX are also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

CLEARWATER INVESTMENT TRUST
Statements of Assets and Liabilities
June 30, 2022 (unaudited)
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $1,549,978, $0 and $7,432,264, respectively); (identified cost: $417,286,833, $432,821,648, $728,924,692 and $718,714,004, respectively)	$703,487,903	361,919,601	659,235,173	822,830,035
Foreign currencies, at value (cost: $0, $18,786, $0 and $5,622,800, respectively)	-	17,500	-	5,557,513
Cash (restricted: $0, $0, $3,705,500 and $0, respectively)	-	-	7,175,422	-
Receivable for securities sold	57,978	1,655,550	3,187,027	59,351,789
Receivable for shares of beneficial interest sold	6,500	-	84,500	62,400
Accrued dividend and interest receivable	600,289	149,292	6,349,954	1,408,331
Foreign tax reclaim receivable	2,785	775	-	1,714,260
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	125,207
Total assets	704,155,455	363,742,718	676,032,076	891,049,535
Liabilities
Payables for investment securities purchased	-	394,610	8,749,955	46,129,111
Payable for fund shares redeemed	64,500	78,300	-	-
Accrued investment advisory fee	498,146	933,889	454,815	1,475,907
Payables for when-issued securities purchased	-	-	478,179	-
Payable for dividend distribution	-	-	200,507	-
Payable for variation margin on futures contracts	-	-	1,943,297	-
Payable upon return of securities loaned	-	1,642,430	-	8,172,384
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	33,579
Deferred foreign capital gains taxes payable	-	-	-	341,186
Short-term financing	150,538	-	-	-
Total liabilities	713,184	3,049,229	11,826,753	56,152,167
Net assets	$703,442,271	360,693,489	664,205,323	834,897,368
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,832,756, 24,461,362, 75,677,082 and 51,289,864 shares outstanding, respectively)	$410,028,677	424,307,422	739,084,459	725,370,901
Distributable earnings	293,413,594	(63,613,933)	(74,879,136)	109,526,467
Net assets	$703,442,271	360,693,489	664,205,323	834,897,368
Net asset value per share of outstanding capital stock	$54.82	14.75	8.78	16.28
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Operations
for the six months ended June 30, 2022 (unaudited)
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $5,066, $12,597, $0 and $1,656,231, respectively)	$6,831,958	2,145,997	948,271	14,539,833
Non cash dividends	-	-	-	1,504,626
Interest	-	-	12,507,924	-
Net income from securities loaned	-	56,581	-	151,189
Total income	6,831,958	2,202,578	13,456,195	16,195,648
Expenses:
Investment advisory fee	3,559,014	2,975,528	2,066,815	4,760,063
Other expenses	-	-	-	185
Total expenses	3,559,014	2,975,528	2,066,815	4,760,248
Less: waivers of investment advisory fee or other expense reimbursements	(2,551,239)	(973,713)	(1,136,746)	(1,790,488)
Net expenses	1,007,775	2,001,815	930,069	2,969,760
Net investment income	5,824,183	200,763	12,526,126	13,225,888
Net realized gain (loss) on:
Security transactions	1,792,203	1,883,368	(10,346,067)	2,011,560
Forward foreign currency exchange contracts	-	-	-	91,627
Foreign currency transactions	-	(2,884)	-	(363,743)
Futures contracts	-	-	8,824,716	-
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $833,714, respectively)	(177,843,855)	(131,742,557)	(99,795,684)	(264,761,380)
Forward foreign currency exchange contracts	-	-	-	75,453
Futures contracts	-	-	(1,173,981)	-
Translation of other assets and liabilities denominated in foreign currencies	-	(1,589)	-	(208,989)
Net gain (loss) on investments	(176,051,652)	(129,863,662)	(102,491,016)	(263,155,472)
Net increase (decrease) in net assets resulting from operations	$(170,227,469)	(129,662,899)	(89,964,890)	(249,929,584)
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Statements of Changes in Net Assets
for the six months ended June 30, 2022 (unaudited) and the year ended December 31, 2021
	Core Equity Fund		Select Equity Fund
	06/30/2022	12/31/2021	06/30/2022	12/31/2021
Operations:
Net investment income	$5,824,183	8,651,556	200,763	1,365,399
Net realized gain	1,792,203	45,136,206	1,880,484	81,317,020
Net increase (decrease) in unrealized appreciation/depreciation	(177,843,855)	125,180,850	(131,744,146)	(30,522,814)
Net increase (decrease) in net assets resulting from operations	(170,227,469)	178,968,612	(129,662,899)	52,159,605
Distributions to shareholders	-	(27,383,854)	-	(62,531,441)
Capital share transactions:
Proceeds from shares sold	29,436,684	120,841,621	39,730,315	100,015,489
Reinvestment of distributions from net investment income and net realized gain	-	27,383,854	-	62,531,441
Payments for shares redeemed	(35,355,892)	(37,205,688)	(83,440,900)	(74,082,432)
Net increase (decrease) in net assets from capital share transactions	(5,919,208)	111,019,787	(43,710,585)	88,464,498
Total increase (decrease) in net assets	(176,146,677)	262,604,545	(173,373,484)	78,092,662
Net assets:
At the beginning of the period	879,588,948	616,984,403	534,066,973	455,974,311
At the end of the period	$703,442,271	879,588,948	360,693,489	534,066,973
	Tax-Exempt Bond Fund		International Fund
	06/30/2022	12/31/2021	06/30/2022	12/31/2021
Operations:
Net investment income	$12,526,126	23,626,723	13,225,888	16,216,510
Net realized gain (loss)	(1,521,351)	1,900,353	1,739,444	78,530,828
Net increase (decrease) in unrealized appreciation/depreciation	(100,969,665)	(655,871)	(264,894,916)	39,867,569
Net increase (decrease) in net assets resulting from operations	(89,964,890)	24,871,205	(249,929,584)	134,614,907
Distributions to shareholders	(12,520,162)	(23,625,740)	-	(97,585,574)
Capital share transactions:
Proceeds from shares sold	37,162,683	125,620,400	32,228,271	143,097,632
Reinvestment of distributions from net investment income and net realized gain	12,531,573	23,532,024	-	97,585,574
Payments for shares redeemed	(15,497,774)	(34,742,864)	(38,346,731)	(54,551,359)
Net increase (decrease) in net assets from capital share transactions	34,196,482	114,409,560	(6,118,460)	186,131,847
Total increase (decrease) in net assets	(68,288,570)	115,655,025	(256,048,044)	223,161,180
Net assets:
At the beginning of the period	732,493,893	616,838,868	1,090,945,412	867,784,232
At the end of the period	$664,205,323	732,493,893	834,897,368	1,090,945,412
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Core Equity Fund	2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$68.01	55.11	48.14	37.97	43.21	37.43
Income (loss) from investment operations:
Net investment income	0.45	0.72	0.71	0.72	0.68	0.64
Net realized and unrealized gains (losses)	(13.64)	14.36	7.22	10.32	(3.46)	8.03
Total from investment operations	(13.19)	15.08	7.93	11.04	(2.78)	8.67
Less distributions to shareholders from:
Net investment income	-	(0.69)	(0.71)	(0.66)	(0.67)	(0.65)
Net realized gain	-	(1.49)	(0.25)	(0.21)	(1.79)	(2.24)
Total distributions to shareholders:	-	(2.18)	(0.96)	(0.87)	(2.46)	(2.89)
Net asset value, end of period	$54.82	68.01	55.11	48.14	37.97	43.21
Total return (a)	(19.39)%	27.44%	16.54%	29.11%	(6.61)%	23.26%
Net assets, end of period (000s omitted)	$703,442	879,589	616,984	543,171	456,874	538,392
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.25%	0.29%	0.31%	0.35%	0.38%	0.39%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	1.48%	1.13%	1.49%	1.54%	1.47%	1.51%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	0.83%	0.52%	0.90%	0.99%	0.95%	1.00%
Portfolio turnover rate (excluding short-term securities)	30.84%	33.97%	37.16%	33.73%	34.64%	31.13%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.26%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.64%.
(e)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.65%.
(f)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(g)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
(h)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.
(i)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.38%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.52%.
(j)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.
See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Select Equity Fund	2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.76	20.09	18.45	14.90	18.92	19.79
Income (loss) from investment operations:
Net investment income	0.01	0.07	0.11	0.14	0.07	0.02
Net realized and unrealized gains (losses)	(5.02)	2.20	1.95	3.79	(2.37)	2.58
Total from investment operations	(5.01)	2.27	2.06	3.93	(2.30)	2.60
Less distributions to shareholders from:
Net investment income	-	(0.06)	(0.11)	(0.11)	(0.07)	(0.03)
Net realized gain	-	(2.54)	(0.31)	(0.27)	(1.65)	(3.44)
Total distributions to shareholders:	-	(2.60)	(0.42)	(0.38)	(1.72)	(3.47)
Net asset value, end of period	$14.75	19.76	20.09	18.45	14.90	18.92
Total return (a)	(25.35)%	11.77%	11.25%	26.40%	(12.49)%	13.46%
Net assets, end of period (000s omitted)	$360,693	534,067	455,974	373,425	305,921	369,720
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.91%	0.88%	0.94%	0.98%	1.03%	0.99%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j), (k)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	0.09%	0.26%	0.70%	0.64%	0.33%	0.11%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j), (k)	(0.35)%	(0.21)%	0.29%	0.27%	0.01%	(0.25)%
Portfolio turnover rate (excluding short-term securities)	23.66%	109.01%	102.30%	64.32%	63.08%	113.85%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.93%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.42%.
(e)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.89%. Also effective October 1, 2021, the Adviser decreased the voluntary waiver to 0.46%.
(f)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(g)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(h)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
(i)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.
(j)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(k)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
Tax-Exempt Bond Fund	2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.17	10.14	10.13	9.82	10.21	9.93
Income (loss) from investment operations:
Net investment income	0.17	0.36	0.39	0.40	0.42	0.45
Net realized and unrealized gains (losses)	(1.39)	0.03	0.03	0.34	(0.26)	0.38
Total from investment operations	(1.22)	0.39	0.42	0.74	0.16	0.83
Less distributions to shareholders from:
Net investment income	(0.17)	(0.36)	(0.41)	(0.43)	(0.45)	(0.49)
Net realized gain	-	-	-	-	(0.10)	(0.06)
Total distributions to shareholders:	(0.17)	(0.36)	(0.41)	(0.43)	(0.55)	(0.55)
Net asset value, end of period	$8.78	10.17	10.14	10.13	9.82	10.21
Total return (a)	(12.08)%	3.89%	4.26%	7.69%	1.59%	8.54%
Net assets, end of period (000s omitted)	$664,205	732,494	616,839	603,277	529,485	525,156
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f)	0.27%	0.28%	0.29%	0.32%	0.34%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f)	3.64%	3.52%	3.85%	4.05%	4.22%	4.35%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f)	3.31%	3.20%	3.54%	3.77%	3.96%	4.09%
Portfolio turnover rate (excluding short-term securities)	13.79%	16.91%	17.21%	12.53%	11.36%	13.28%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.27%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(e)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
(f)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Financial Highlights
Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:
	June 30,	Year ended December 31,
International Fund	2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.14	20.16	17.28	14.08	17.23	14.04
Income (loss) from investment operations:
Net investment income	0.26	0.36	0.20	0.29	0.30	0.27
Net realized and unrealized gains (losses)	(5.12)	2.68	3.07	3.43	(2.70)	3.44
Total from investment operations	(4.86)	3.04	3.27	3.72	(2.40)	3.71
Less distributions to shareholders from:
Net investment income	-	(0.42)	(0.17)	(0.30)	(0.29)	(0.30)
Net realized gain	-	(1.64)	(0.22)	(0.22)	(0.46)	(0.22)
Total distributions to shareholders:	-	(2.06)	(0.39)	(0.52)	(0.75)	(0.52)
Net asset value, end of period	$16.28	21.14	20.16	17.28	14.08	17.23
Total return (a)	(22.99)%	15.39%	19.02%	26.47%	(14.01)%	26.54%
Net assets, end of period (000s omitted)	$834,897	1,090,945	867,784	711,851	524,708	624,642
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	0.62%	0.65%	0.66%	0.68%	0.68%	0.67%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i), (j)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	2.78%	1.61%	1.17%	1.88%	1.79%	1.67%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i), (j)	2.40%	1.26%	0.83%	1.56%	1.47%	1.34%
Portfolio turnover rate (excluding short-term securities)	42.47%	39.50%	39.61%	49.69%	19.57%	36.17%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.
(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.
(c)	Annualized for periods less than one year.
(d)	Effective April 1, 2022, the investment advisory fee, net of voluntary waivers, increased to 0.65%. Also effective April 1, 2022, the Adviser decreased the voluntary waiver to 0.35%.
(e)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.40%.
(f)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.67%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(g)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(h)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
(i)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(j)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.35%.
See accompanying notes to financial statements.

(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
(1)    Organization
Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund ("Select Equity Fund"), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Select Equity Fund and Tax-Exempt Bond Fund, the “Funds”).  Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers.  The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future.  The investment objective of the Core Equity, Select Equity, and International Funds is long-term capital growth.  The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.
Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser.  FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.
The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.
Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.  The equity securities in which the Fund primarily invests are common and preferred stocks.  The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC, and O’Shaughnessy Asset Management, LLC.  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management.  Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.  In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
11	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
Under normal market conditions, the Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks.  The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund uses a “multi-style, multi-manager” approach.  The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles.  The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P., Jackson Square Partners, LLC, Parametric, Pzena Investment Management LLC, Rice Hall James & Associates and Wasatch Global Investors. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day-to-day management of the Fund. The percentage of the Fund’s assets allocated to Parametric will change from time to time in the discretion of CMC and could be higher or lower in the future. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisors II, LLC.  FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies.  The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size.  The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers).  In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts.  The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.  The Fund uses a “multi-style, multi-manager” approach.  The Fund’s assets are allocated to different subadvisers who employ distinct investment styles.  The Fund currently allocates
12	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership, WCM Investment Management, LLC and LSV Asset Management.  The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains.  FCI also acts as a subadviser to the Fund but does not provide day-to-day management.
(2)    Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”
The significant accounting policies followed by the Funds are as follows:
(a)     Investments in Securities
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.
Non cash dividends are recognized as investment income at the fair value of the property received.
Participatory notes in which the International Fund invests are financial instruments that must have Indian securities as the underlying assets. Brokers and foreign institutional investors registered with the Securities and Exchange Board of India (SEBI) issue the participatory notes and invest on behalf of the foreign investors. Brokers must report their participatory note issuance status to the regulatory board each quarter. The notes allow foreign investors to participate in the Indian markets without registering with the SEBI. Participatory notes are categorized within the Level 1 of the fair value hierarchy.
(b)    Foreign Currency Translation
The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.
(c)    Futures Contracts
The Tax-Exempt Bond Fund invests in long and short financial futures contracts for hedging purposes or to gain exposure to interest rate risk. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various interest rates or indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gain (loss) on: Futures contracts,
14	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on: Futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(d)    Forward Foreign Currency Exchange Contracts
The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.
(e)    Spot Contracts
The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.
15	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
(f)    Master Limited Partnerships
The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund's investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
(g)    Delayed Delivery Transactions and When-Issued Securities
Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.
(h)     Short-Term Investments
The Core Equity, Select Equity, Tax-Exempt Bond, and International Funds currently invest in Institutional Shares of the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.
(i)     Recoverable Taxes
The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.
(j)    Federal Taxes
The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption deferred foreign capital gains taxes payable and as a reduction in net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in net realized gain (loss) on security transactions.
16	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2018, 2019, 2020 and 2021 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.  Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds.  The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2021 and 2020 was as follows:

	Tax-Exempt		Ordinary Income*
	2021	2020	2021	2020
Core Equity Fund	$ —	$ —	$ 8,635,604	$ 7,801,407
Select Equity Fund	—	—	20,817,295	2,530,143
Tax-Exempt Bond Fund	23,486,921	24,459,185	44,388	131,738
International Fund	—	—	28,115,277	8,365,704

	Long-Term Capital Gains**
	2021	2020
Core Equity Fund	$ 18,748,250	$ 2,728,041
Select Equity Fund	41,714,145	6,877,368
Tax-Exempt Bond Fund	—	—
International Fund	69,470,296	8,082,763

*	In addition to the ordinary income distributions, during 2021 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

17	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022

Core Equity Fund	$ 55,561
Select Equity Fund	$ 1,173,832

**	In addition to the long-term capital gain distributions, during 2021 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

Core Equity Fund	$ 131,722
Select Equity Fund	$ 2,366,650
International Fund	$ 2,992,293

As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$ —	$ 3,608,039	$ —	$ 757,847
Undistributed tax-exempt income	—	—	375,134	—
Undistributed capital gain	902,394	4,507,720	—	3,017,654
Accumulated capital losses and other	—	—	(2,732,188)	(1,748,052)
Unrealized appreciation/depreciation	462,738,669	57,933,207	29,962,970	357,428,602
Total	$ 463,641,063	$ 66,048,966	$ 27,605,916	$ 359,456,051
Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds use of equalization accounting whereby a portion of redemption payments were treated as distributions and realized gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At December 31,
18	(Continued)

CLEARWATER INVESTMENT TRUST
Notes to Financial Statements (unaudited)
June 30, 2022
2021, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:
	Core Equity Fund	Select Equity Fund	Tax-Exempt Bond Fund	International Fund
Distributable earnings	$ (11,313,832)	$ (17,913,242)	$ —	$ (12,994,280)
Additional paid-in capital	11,313,832	17,913,242	—	12,994,280
(k)     Distributions to Shareholders
Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Select Equity, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2021, the Core Equity, Select Equity and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.
(l)    Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.
(m)     Indemnification
Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.
(n)    Cash and Restricted Cash
Cash, including cash denominated in foreign currencies, represents cash on hand and demand deposits held at financial institutions. Cash equivalents include short-term, highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. Cash equivalents are carried at cost, plus accrued interest, which approximates fair value. Cash equivalents are held to meet short-term liquidity requirements, rather than for investment purposes. Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.
Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Funds consider cash collateral posted with counterparties for derivative contracts to be restricted cash.
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Notes to Financial Statements (unaudited)
June 30, 2022
(3)    Fair Value Measurements
Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2022.
Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 700,235,141	$ —	$ —	$ 700,235,141
Short-Term Investments	3,252,762	—	—	3,252,762
Total	$ 703,487,903	$ —	$ —	$ 703,487,903
(a) For the Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.
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Notes to Financial Statements (unaudited)
June 30, 2022
Select Equity Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ 348,443,533	$ —	$ —	$ 348,443,533
Warrants	—	—	—*	—*
Short-Term Investments	13,476,068	—	—	13,476,068
Total	$ 361,919,601	$ —	$ —	$ 361,919,601

* Security has been deemed worthless and is a Level 3 investment.
(b) For the Select Equity Fund, the investment value is comprised of equity securities, warrants and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at June 30, 2022.
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$ 34,172,450	$ —	$ —	$ 34,172,450
Municipal Bonds
Alabama	—	1,162,541	—	1,162,541
Alaska	—	7,000	—	7,000
Arizona	—	8,573,455	—	8,573,455
Arkansas	—	1,715,215	—	1,715,215
California	—	37,730,602	—	37,730,602
Colorado	—	31,707,401	—	31,707,401
Connecticut	—	4,182,686	—	4,182,686
District of Columbia	—	10,557,443	—	10,557,443
Florida	—	90,744,967	—	90,744,967
Georgia	—	11,112,338	—	11,112,338
Idaho	—	2,735,937	—	2,735,937
Illinois	—	30,181,726	—	30,181,726
Indiana	—	10,536,664	—	10,536,664
Iowa	—	6,131,964	—	6,131,964
Kansas	—	4,336,027	—	4,336,027
Kentucky	—	304,939	—	304,939
Louisiana	—	12,125,560	—	12,125,560
Maine	—	917,202	—	917,202
Maryland	—	5,546,117	—	5,546,117
Massachusetts	—	15,981,780	—	15,981,780
Michigan	—	21,330,312	—	21,330,312
Minnesota	—	12,070,024	—	12,070,024
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Notes to Financial Statements (unaudited)
June 30, 2022
	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Mississippi	$ —	$ 2,915,567	$ —	$ 2,915,567
Missouri	—	7,973,422	—	7,973,422
Montana	—	4,179,581	—	4,179,581
Nebraska	—	1,928,596	—	1,928,596
Nevada	—	3,832,787	—	3,832,787
New Hampshire	—	1,432,029	—	1,432,029
New Jersey	—	14,110,849	—	14,110,849
New Mexico	—	12,356,486	—	12,356,486
New York	—	35,683,048	—	35,683,048
North Carolina	—	7,968,451	—	7,968,451
North Dakota	—	3,030,363	—	3,030,363
Ohio	—	19,814,623	—	19,814,623
Oklahoma	—	1,944,318	—	1,944,318
Oregon	—	11,212,859	—	11,212,859
Pennsylvania	—	15,524,895	—	15,524,895
Rhode Island	—	2,476,249	—	2,476,249
South Carolina	—	7,118,383	—	7,118,383
South Dakota	—	1,564,362	—	1,564,362
Tennessee	—	15,193,434	—	15,193,434
Texas	—	47,498,221	—	47,498,221
Utah	—	8,005,484	—	8,005,484
Vermont	—	1,312,312	—	1,312,312
Virginia	—	6,174,464	—	6,174,464
Washington	—	13,319,721	—	13,319,721
West Virginia	—	3,456,945	—	3,456,945
Wisconsin	—	18,662,593	—	18,662,593
Wyoming	—	1,612,312	—	1,612,312
Short-Term Investments	35,068,469	—	—	35,068,469
Total	$ 69,240,919	$ 589,994,254	$ —	$ 659,235,173
(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value
22	(Continued)

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Notes to Financial Statements (unaudited)
June 30, 2022
of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.
Tax-Exempt Bond Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Futures contracts	$ 24,078	$ —	$ —	$ 24,078
Liabilities
Futures contracts	(2,038,678)	—	—	(2,038,678)
Net Other Financial Instruments	$ (2,014,600)	$ —	$ —	$ (2,014,600)
The futures contracts outstanding at June 30, 2022 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Futures contracts are shown on a gross basis in the above table, but the net increase/(decrease) in unrealized appreciation/(depreciation) on futures contracts is shown on the Statements of Operations.
	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ 32,400,818	$ —	$ —*	$ 32,400,818
All other countries	757,624,047	—	—	757,624,047
Participatory Notes	2,431,621	—	—	2,431,621
Preferred Stocks	5,234,745	—	—	5,234,745
Short-Term Investments	25,138,804	—	—	25,138,804
Total	$ 822,830,035	$ —	$ —	$ 822,830,035

* Security has been deemed worthless and is a Level 3 investment.
(d) For the International Fund, the investment value is comprised of equity securities, participatory notes and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
23	(Continued)

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Notes to Financial Statements (unaudited)
June 30, 2022
There were no significant Level 3 valuations for which significant unobservable inputs were used at June 30, 2022. The amount of transfers between Level 3 and Level 1 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 1 is not shown for the year ended June 30, 2022.
International Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$ —	$ 125,207	$ —	$ 125,207
Liabilities
Forward foreign currency exchange contracts	—	(33,579)	—	(33,579)
Net Other Financial Instruments	$ —	$ 91,628	$ —	$ 91,628
The forward foreign currency exchange contracts outstanding at June 30, 2022 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.
(4)    Investment Security Transactions
The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2022, were as follows:
	Purchases	Sales
Core Equity Fund	$ 245,969,934	$ 246,648,691
Select Equity Fund	102,905,897	143,243,368
Tax-Exempt Bond Fund	128,972,723	91,383,747
International Fund	397,713,828	403,581,651

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.
24	(Continued)

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Notes to Financial Statements (unaudited)
June 30, 2022
At June 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Funds	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Core Equity Fund	$ 293,945,689	$ (10,060,337)	$ 283,885,352	$ 419,602,551
Select Equity Fund	22,487,178	(96,910,988)	(74,423,810)	436,343,411
Tax-Exempt Bond Fund	7,519,533	(77,354,261)	(69,834,728)	729,067,886
International Fund	177,706,067	(84,402,742)	93,303,325	729,618,343

(5)    Capital Share Transactions
Transactions in capital shares for the six months ended June 30, 2022 and the fiscal year ended December 31, 2021 were as follows:
	Core Equity Fund		Select Equity Fund
	2022	2021	2022	2021
Sold	486,166	1,900,566	2,308,105	4,425,359
Issued for reinvestment of distributions	—	411,726	—	3,275,613
Redeemed	(587,132)	(573,574)	(4,878,201)	(3,368,880)
Net Increase (decrease)	(100,966)	1,738,718	(2,570,096)	4,332,092

	Tax-Exempt Bond Fund		International Fund
	2022	2021	2022	2021
Sold	3,951,009	12,325,152	1,780,816	6,394,897
Issued for reinvestment of distributions	1,352,563	2,316,277	—	4,762,595
Redeemed	(1,685,949)	(3,432,088)	(2,104,439)	(2,579,497)
Net Increase (decrease)	3,617,623	11,209,341	(323,623)	8,577,995
(6)    Capital Loss Carryforward
For the period subsequent to October 31, 2021 through the fiscal year ended December 31, 2021, the International Fund incurred net capital losses, and/or Section 988 currency losses, which the Fund intends to treat as having been incurred in the following fiscal year of $1,748,052.
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Notes to Financial Statements (unaudited)
June 30, 2022
At December 31, 2021, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited. During the year ended December 31, 2021, the Core Equity Fund and the Tax-Exempt Bond Fund utilized $14,475,450 and $1,059,734, respectively, in capital loss carryforwards to offset capital gains.
	Short-Term	Long-Term	Late-year Gain/Loss	Total
Tax-Exempt Bond Fund	$ 2,244,674	$ 275,598	$ —	$ 2,520,272
(7)    Expenses and Related-Party Transactions
The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. Management fees are calculated and accrued daily, and are paid quarterly. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2022, voluntary waivers on management fees were as follows:
	Management Fees Voluntary Waivers
	Voluntary Waiver % Prior to April 1, 2022	Voluntary Waiver % Effective from April 1, 2022
Core Equity Fund	(0.65)	(0.64)
Select Equity Fund	(0.46)	(0.42)
Tax-Exempt Bond Fund	(0.33)	(0.33)
International Fund	(0.38)	(0.35)
Effective October 1, 2021, the net management fees actually paid for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund due to the Adviser's modification of the voluntary waivers for those Funds were 0.25%, 0.89%, 0.27% and 0.60%, respectively. Effective April 1, 2022, the net management fees actually paid for the Core Equity Fund, Select Equity Fund and International Fund due to the Adviser's modification of the voluntary waivers for those Funds were 0.26%, 0.93% and 0.65%, respectively.
The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.
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Notes to Financial Statements (unaudited)
June 30, 2022
In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios and are excluded from the voluntary waivers described above.
The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.
The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.
(8)    Derivative Instruments
Information concerning the types of derivatives in which the Tax-Exempt Bond Fund and International Fund invest, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the Tax-Exempt Bond Fund and International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2022, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The futures contracts and forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.
ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
Tax-Exempt Bond Fund	Futures contracts	Unrealized appreciation on futures contracts	$ 24,078*	Unrealized depreciation on futures contracts	2,038,678*	RBC Trust
International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	125,207	Unrealized depreciation on forward foreign currency exchange contracts	33,579	Northern Trust

*	Represents cumulative appreciation/depreciation on futures contracts as in the Schedules of Investments. Only the variation margin receivable/payable is reported within the Statement of Assets and Liabilities for futures contracts.
27	(Continued)

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Notes to Financial Statements (unaudited)
June 30, 2022
The following table sets forth, by primary risk exposure, the Tax-Exempt Bond Fund's and International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on futures contracts and forward foreign currency exchange contracts for the six months ended June 30, 2022:
Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Location	Value
Tax-Exempt Bond Fund	Futures contracts	Net realized gain (loss) on futures contracts	$ 8,824,716	Tax-Exempt Bond Fund	Futures contracts	Net increase (decrease) in unrealized appreciation/ depreciation on futures contracts	$ (1,173,981)
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$ 91,627	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$ 75,453

Derivative transactions are measured in terms of the notional amount. The following table presents, for the Tax-Exempt Bond Fund and International Fund, the number of transactions and weighted average notional amount of futures contracts and forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2022.
Tax-Exempt Bond Fund
Future Contracts
Number of Transactions	Weighted Average Notional Amount
2,127	$ 85,988,778

International Fund
Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
6	$ 1,226,688
(9)    Short-term Financing
ReFlow Fund, LLC ("ReFlow") provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the Statements of
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Notes to Financial Statements (unaudited)
June 30, 2022
Assets and Liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.20% and is paid by the Adviser under the unified advisory fee agreement. For the six months ended June 30, 2022, the Core Equity Fund had total redemptions in kind of $11,943,551, resulting in realized gains of $10,286,595. For the six months ended June 30, 2022, the Select Equity Fund had total redemptions in kind of $36,773,059, resulting in realized gains of $13,588,022. For the six months ended June 30, 2022, the International Fund had total redemptions in kind of $14,459,916, resulting in realized gains of $10,478,800. These realized gains are not recognized for tax purposes as discussed in Note 2.  As of  June 30, 2022, the Core Equity Fund ReFlow accounts had balances of $150,538. During the period ended June 30, 2022, the Funds had the following activity:
	Average Amount Oustanding for Days in Use	Days Used
Core Equity Fund	$ 7,208	80
Select Equity Fund	59,078	75
International Fund	27,250	76

(10)  Portfolio Securities Loaned
The Select Equity Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios during the period ended June 30, 2022. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of June 30, 2022 is recognized within investments in securities, at fair value, on the Statements of Assets and Liabilities.
Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.
During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Institutional Shares of Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $1,642,430 and $8,172,384 are included in Investments in Securities on the Statement of Assets and Liabilities of the Select Equity Fund and International Fund, respectively.
29	(Continued)

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Notes to Financial Statements (unaudited)
June 30, 2022
The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $ 1 million. The revenues derived from the securities lending activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statement of Operations.
The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.
The following is information on the securities lending activities by the lending agent as of June 30, 2022:
	Gross Amounts of Securities Loaned in Statement of Assets and Liabilities	% of Net Assets	Cash Collateral Received
Select Equity Fund	$ 1,549,978	0.43%	$ 1,642,430
International Fund	7,432,264	0.89%	8,172,384
At June 30, 2022, there were no offsetting of securities and they are presented on a gross basis.
(11)  Recent Market Events
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and global macro factors including the impact of global diseases and related public health issues, growth concerns in the U.S. and overseas, rising interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the events have resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, quarantines, cancellations, market declines, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Funds’ investment adviser or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
30	(Continued)

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Notes to Financial Statements (unaudited)
June 30, 2022
(12)   Subsequent Events
Effective July 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, the Select Equity Fund, the Tax-Exempt Bond Fund and the International Fund to achieve an effective management fee rate equal to 0.27%, 0.97%, 0.28% and 0.70%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no additional events that require financial statement disclosure and/or adjustments to the financial statements.
31	(Continued)

Review of Liquidity Risk Management Program
The Trust has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act that applies to each series of the Trust (each series, a “Fund”). The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board has designated the Trust’s Valuation and Liquidity Committee to administer the Program (the “Program Administrator”). Certain aspects of the Program may rely on third parties to perform certain functions.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
At a meeting of the Board on March 4, 2022, the Program Administrator provided a written report to the Board (the “Annual Report”) addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, for the period from January 1, 2021 through December 31, 2021. Among other things, the Annual Report and related materials discussed: (i) the results of the liquidity risk assessment undertaken by the Program Administrator; (ii) the liquidity classification process and the roles of various parties in classifying a Fund’s investments into liquidity categories; (iii) the level of Fund investments classified as highly liquid; and (iv) the level of Fund investments classified as illiquid. The Annual Report indicated that the Program Administrator considers the Program to be operating effectively to assess and manage each Fund’s liquidity risk, and further believes that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
5,903	ACTIVISION BLIZZARD, INC.	$ 119,703	459,608
7,696	ALPHABET, INC., CLASS A(b)	8,546,322	16,771,585
3,224	ALPHABET, INC., CLASS C(b)	1,739,348	7,052,339
139,066	AT&T, INC.	2,370,069	2,914,823
300	CABLE ONE, INC.	113,966	386,796
229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	114,915	107,293
3,718	CINEMARK HOLDINGS, INC.(b)	43,220	55,844
57,795	COMCAST CORP., CLASS A	632,884	2,267,876
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	31,652
11,266	ELECTRONIC ARTS, INC.	280,102	1,370,509
55,088	INTERPUBLIC GROUP OF (THE) COS., INC.	1,857,737	1,516,573
787	LIBERTY BROADBAND CORP., CLASS C(b)	51,002	91,009
3,857	LIBERTY GLOBAL PLC, CLASS A(b)(c)	29,803	81,190
10,228	LIBERTY GLOBAL PLC, CLASS C(b)(c)	185,262	225,937
1,700	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS A(b)	92,069	98,549
2,300	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	72,270	145,981
224,922	LUMEN TECHNOLOGIES, INC.	2,402,178	2,453,899
1,749	MATCH GROUP, INC.(b)	57,853	121,888
36,406	META PLATFORMS, INC., CLASS A(b)	2,688,795	5,870,467
1,774	NETFLIX, INC.(b)	297,230	310,219
4,475	NEWS CORP., CLASS A	51,049	69,721
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	114,016
20,139	OMNICOM GROUP, INC.	1,477,718	1,281,042
1	PARAMOUNT GLOBAL, CLASS B	30	25
31,280	PLAYTIKA HOLDING CORP.(b)(c)	440,795	414,147
9,000	ROKU, INC.(b)	824,720	739,260
17,050	SIRIUS XM HOLDINGS, INC.	101,708	104,516
10,237	T-MOBILE U.S., INC.(b)	444,022	1,377,286
9,100	TWITTER, INC.(b)	211,377	340,249
90,875	VERIZON COMMUNICATIONS, INC.	4,222,288	4,611,906
24,418	WALT DISNEY (THE) CO.(b)	477,704	2,305,059
12,646	WARNER BROS. DISCOVERY, INC.(b)	273,614	169,709
1,800	WORLD WRESTLING ENTERTAINMENT, INC., CLASS A	94,946	112,482
		30,380,241	53,973,455	7.67%
Consumer Discretionary:
11,607	ADT, INC.	43,924	71,383
1,500	ADVANCE AUTO PARTS, INC.	53,557	259,635
120,420	AMAZON.COM, INC.(b)	8,259,617	12,789,808
2,400	ARAMARK	47,393	73,512
1,100	AUTOLIV, INC.(c)	13,982	78,727
11,747	AUTONATION, INC.(b)	416,726	1,312,845
1,992	AUTOZONE, INC.(b)	2,902,314	4,281,047
19,007	BATH & BODY WORKS, INC.	802,831	511,668
10,519	BEST BUY CO., INC.	456,135	685,734
1,400	BIG LOTS, INC.	15,477	29,358
488	BOOKING HOLDINGS, INC.(b)	580,189	853,507
7,742	BORGWARNER, INC.	164,658	258,351
428	BURLINGTON STORES, INC.(b)	35,662	58,306
1,568	CARMAX, INC.(b)	22,540	141,873
3,928	D.R. HORTON, INC.	18,835	259,994
1,200	DARDEN RESTAURANTS, INC.	42,285	135,744
602	DICK'S SPORTING GOODS, INC.	58,483	45,373
4,189	DOLLAR GENERAL CORP.	412,982	1,028,148
5,224	DOLLAR TREE, INC.(b)	52,773	814,160
7,354	DOMINO'S PIZZA, INC.	2,513,850	2,865,927
18,679	EBAY, INC.	458,220	778,354
632	EXPEDIA GROUP, INC.(b)	48,603	59,933
1,059	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	36,370	66,675
13,642	FOOT LOCKER, INC.	312,798	344,461
306,843	FORD MOTOR CO.	4,412,454	3,415,163
700	GAMESTOP CORP., CLASS A(b)	90,524	85,610
5,273	GARMIN LTD.(c)	188,068	518,072
15,000	GENTEX CORP.	106,860	419,550
3,450	GENUINE PARTS CO.	102,424	458,850
See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
7,022	HANESBRANDS, INC.	$ 55,219	72,256
926	HASBRO, INC.	59,748	75,821
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	178,304
25,066	HOME DEPOT (THE), INC.	5,123,385	6,874,852
23,218	INTERNATIONAL GAME TECHNOLOGY PLC	116,689	430,926
5,396	KOHL'S CORP.	101,830	192,583
2,535	LAS VEGAS SANDS CORP.(b)	21,685	85,151
2,900	LENNAR CORP., CLASS A	37,613	204,653
58	LENNAR CORP., CLASS B	652	3,405
25,612	LKQ CORP.	853,148	1,257,293
2,061	LOWE'S COS., INC.	369,301	359,995
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,299,532
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	61,838	399,597
426	MARRIOTT VACATIONS WORLDWIDE CORP.	59,705	49,501
14,020	MCDONALD'S CORP.	1,267,397	3,461,258
37,838	MGM RESORTS INTERNATIONAL	1,422,478	1,095,410
600	MOHAWK INDUSTRIES, INC.(b)	26,796	74,454
4,915	NEWELL BRANDS, INC.	52,223	93,582
9,967	NIKE, INC., CLASS B	218,900	1,018,627
4,273	NORDSTROM, INC.	44,949	90,288
244	NVR, INC.(b)	738,017	977,010
2,492	O'REILLY AUTOMOTIVE, INC.(b)	1,100,178	1,574,346
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	492,776
1,283	PLANET FITNESS, INC., CLASS A(b)	75,858	87,257
370	POOL CORP.	34,226	129,955
30,208	PULTEGROUP, INC.	1,378,298	1,197,143
2,342	PVH CORP.	101,514	133,260
141,606	QURATE RETAIL, INC., CLASS A	548,498	406,409
1,500	RALPH LAUREN CORP.	31,320	134,475
4,643	ROSS STORES, INC.	240,184	326,078
22,087	ROYAL CARIBBEAN CRUISES LTD.(b)	860,666	771,057
3,108	SIX FLAGS ENTERTAINMENT CORP.(b)	46,765	67,444
23,500	STARBUCKS CORP.	154,545	1,795,165
25,148	TAPESTRY, INC.	878,681	767,517
12,424	TARGET CORP.	1,256,093	1,754,642
15,094	TESLA, INC.(b)	7,115,367	10,164,601
571	THOR INDUSTRIES, INC.	6,706	42,671
20,188	TJX (THE) COS., INC.	86,033	1,127,500
7,359	TOLL BROTHERS, INC.	346,095	328,211
500	TRACTOR SUPPLY CO.	90,114	96,925
23,166	TRAVEL + LEISURE CO.	477,832	899,304
700	ULTA BEAUTY, INC.(b)	244,098	269,836
6,800	VF CORP.	81,950	300,356
3,000	WENDY'S (THE) CO.	43,280	56,640
6,441	WHIRLPOOL CORP.	632,036	997,518
10,650	WILLIAMS-SONOMA, INC.	1,501,598	1,181,617
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	92,008
1,554	WYNN RESORTS LTD.(b)	31,066	88,547
		51,624,972	76,279,524	10.84%
Consumer Staples:
1,582	ALBERTSONS COS., INC., CLASS A	48,379	42,271
46,392	ALTRIA GROUP, INC.	2,263,482	1,937,794
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	799,280
887	BELLRING BRANDS, INC.(b)	13,799	22,077
1,614	BUNGE LTD.	146,274	146,374
25,647	CHURCH & DWIGHT CO., INC.	1,762,225	2,376,451
800	CLOROX (THE) CO.	105,256	112,784
73,370	COCA-COLA (THE) CO.	1,841,967	4,615,707
1,280	COLGATE-PALMOLIVE CO.	36,019	102,579
2,600	CONAGRA BRANDS, INC.	49,390	89,024
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	424,868
5,960	COSTCO WHOLESALE CORP.	1,218,930	2,856,509
1,500	DARLING INGREDIENTS, INC.(b)	95,773	89,700
2,294	ESTEE LAUDER (THE) COS., INC., CLASS A	454,430	584,213
12,400	GENERAL MILLS, INC.	277,056	935,580
8,331	HERBALIFE NUTRITION LTD.(b)	102,081	170,369
1,642	HERSHEY (THE) CO.	60,568	353,293
See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
4,800	HORMEL FOODS CORP.	$ 43,206	227,328
1,700	INGREDION, INC.	48,104	149,872
1,300	J M SMUCKER (THE) CO.	60,305	166,413
4,616	KEURIG DR. PEPPER, INC.	75,370	163,360
1,550	KIMBERLY-CLARK CORP.	69,760	209,483
3,905	KRAFT HEINZ (THE) CO.	33,329	148,937
58,184	KROGER (THE) CO.	1,032,117	2,753,849
1,833	LAMB WESTON HOLDINGS, INC.	73,271	130,986
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	116,550
3,338	MOLSON COORS BEVERAGE CO., CLASS B	135,736	181,954
8,369	MONDELEZ INTERNATIONAL, INC., CLASS A	181,629	519,631
5,090	MONSTER BEVERAGE CORP.(b)	220,817	471,843
48,317	PEPSICO, INC.	5,767,201	8,052,511
23,933	PHILIP MORRIS INTERNATIONAL, INC.	1,851,349	2,363,144
1,433	PILGRIM'S PRIDE CORP.(b)	46,625	44,753
700	POST HOLDINGS, INC.(b)	29,613	57,645
44,896	PROCTER & GAMBLE (THE) CO.	2,642,903	6,455,596
7,500	SYSCO CORP.	115,506	635,325
47,868	TYSON FOODS, INC., CLASS A	3,285,437	4,119,520
2,700	US FOODS HOLDING CORP.(b)	45,757	82,836
16,150	WALGREENS BOOTS ALLIANCE, INC.	185,200	612,085
37,009	WALMART, INC.	4,053,325	4,499,554
		28,933,591	47,822,048	6.80%
Energy:
11,201	ANTERO MIDSTREAM CORP.	97,676	101,369
95,069	APA CORP.	3,207,550	3,317,908
26,361	BAKER HUGHES CO.	763,605	761,042
2,700	CHENIERE ENERGY, INC.	117,368	359,181
41,420	CHEVRON CORP.	2,699,709	5,996,788
41,563	CONOCOPHILLIPS	1,416,282	3,732,773
2,000	CONTINENTAL RESOURCES, INC.	20,765	130,700
53,578	COTERRA ENERGY, INC.	849,563	1,381,777
46,088	DEVON ENERGY CORP.	2,016,168	2,539,910
10,965	DT MIDSTREAM, INC.	496,443	537,504
9,794	ENBRIDGE, INC.(c)	137,797	413,894
17,553	EOG RESOURCES, INC.	1,096,357	1,938,553
88,867	EXXON MOBIL CORP.	5,817,038	7,610,570
6,700	HALLIBURTON CO.	139,465	210,112
3,100	HELMERICH & PAYNE, INC.	39,003	133,486
2,600	HESS CORP.	90,342	275,444
25,676	HF SINCLAIR CORP.	843,492	1,159,528
40,683	KINDER MORGAN, INC.	546,731	681,847
9,400	MARATHON OIL CORP.	110,346	211,312
7,485	MARATHON PETROLEUM CORP.	476,111	615,342
1,472	NOV, INC.	19,701	24,892
7,631	OCCIDENTAL PETROLEUM CORP.	130,874	449,313
5,200	ONEOK, INC.	105,707	288,600
25,265	OVINTIV, INC.	1,309,778	1,116,460
6,900	PBF ENERGY, INC., CLASS A(b)	45,787	200,238
4,300	PHILLIPS 66	276,944	352,557
3,156	PIONEER NATURAL RESOURCES CO.	417,339	704,041
15,084	SCHLUMBERGER N.V.	285,866	539,404
2,600	TARGA RESOURCES CORP.	110,451	155,142
8,779	VALERO ENERGY CORP.	304,690	933,032
11,600	WILLIAMS (THE) COS., INC.	130,479	362,036
		24,119,427	37,234,755	5.29%
Financials:
7,879	AFLAC, INC.	432,184	435,945
56	ALLEGHANY CORP.(b)	15,448	46,654
8,300	ALLSTATE (THE) CORP.	197,623	1,051,859
3,633	AMERICAN EXPRESS CO.	111,938	503,606
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	306,492
76,562	AMERICAN INTERNATIONAL GROUP, INC.	4,277,513	3,914,615
8,036	AMERIPRISE FINANCIAL, INC.	717,450	1,909,996
13,600	ANNALY CAPITAL MANAGEMENT, INC.	71,511	80,376
2,548	AON PLC, CLASS A	406,718	687,145
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	719,242
See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,300	ARTHUR J. GALLAGHER & CO.	$ 80,002	374,992
5,000	ASSURANT, INC.	234,043	864,250
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	57,090
156,529	BANK OF AMERICA CORP.	2,573,675	4,872,748
45,950	BANK OF NEW YORK MELLON (THE) CORP.	2,123,580	1,916,575
1,207	BANK OZK	50,164	45,299
34,851	BERKSHIRE HATHAWAY, INC., CLASS B(b)	5,971,369	9,515,020
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	82,040
1,700	BROWN & BROWN, INC.	88,516	99,178
14,384	CAPITAL ONE FINANCIAL CORP.	1,152,486	1,498,669
17,908	CHARLES SCHWAB (THE) CORP.	189,651	1,131,427
5,185	CHUBB LTD.(c)	608,428	1,019,267
3,292	CINCINNATI FINANCIAL CORP.	397,109	391,682
123,147	CITIGROUP, INC.	6,729,909	5,663,531
2,726	CME GROUP, INC.	393,979	558,012
1,700	COMERICA, INC.	120,365	124,746
500	CREDIT ACCEPTANCE CORP.(b)	86,421	236,705
2,515	DISCOVER FINANCIAL SERVICES	274,446	237,869
12,742	EQUITABLE HOLDINGS, INC.	377,949	332,184
1,203	EVEREST RE GROUP LTD.(c)	301,576	337,177
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	248,146
2,163	FIDELITY NATIONAL FINANCIAL, INC.	29,212	79,944
10,565	FIFTH THIRD BANCORP	109,297	354,984
30,500	FIRST HORIZON CORP.	193,065	666,730
14,747	FRANKLIN RESOURCES, INC.	364,035	343,753
7,610	GOLDMAN SACHS GROUP (THE), INC.	814,108	2,260,322
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	438,750
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	242,091
43,846	HUNTINGTON BANCSHARES, INC.	221,603	527,467
805	INTERCONTINENTAL EXCHANGE, INC.	46,145	75,702
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	373,880
59,792	JPMORGAN CHASE & CO.	3,140,512	6,733,177
61,371	KEYCORP	1,178,677	1,057,422
1,000	LPL FINANCIAL HOLDINGS, INC.	143,680	184,480
1,299	M&T BANK CORP.	184,651	207,048
200	MARKEL CORP.(b)	67,789	258,650
5,684	MARSH & MCLENNAN COS., INC.	240,120	882,441
1,300	MERCURY GENERAL CORP.	38,019	57,590
6,031	METLIFE, INC.	219,579	378,687
34,252	MORGAN STANLEY	792,479	2,605,207
5,800	NASDAQ, INC.	237,807	884,732
2,326	ONEMAIN HOLDINGS, INC.	40,168	86,946
4,029	PACWEST BANCORP	78,740	107,413
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	1,122,376
16,451	POPULAR, INC.	555,797	1,265,575
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	120,222
14,736	PROGRESSIVE (THE) CORP.	949,794	1,713,355
9,286	PRUDENTIAL FINANCIAL, INC.	582,046	888,484
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	93,881
11,139	REGIONS FINANCIAL CORP.	66,543	208,856
1,500	RENAISSANCERE HOLDINGS LTD.(c)	179,702	234,555
435	S&P GLOBAL, INC.	137,116	146,621
7,500	SEI INVESTMENTS CO.	108,537	405,150
8,252	SLM CORP.	56,805	131,537
735	STATE STREET CORP.	42,077	45,313
48,997	SYNCHRONY FINANCIAL	1,089,720	1,353,297
2,157	SYNOVUS FINANCIAL CORP.	30,472	77,760
3,549	T. ROWE PRICE GROUP, INC.	106,978	403,202
2,620	TRAVELERS (THE) COS., INC.	93,128	443,121
12,994	TRUIST FINANCIAL CORP.	242,181	616,305
16,200	TWO HARBORS INVESTMENT CORP.	62,304	80,676
10,504	UNUM GROUP	307,328	357,346
17,585	US BANCORP	318,503	809,262
11,782	W R BERKLEY CORP.	230,551	804,239
1,800	WASHINGTON FEDERAL, INC.	23,535	54,036
69,991	WELLS FARGO & CO.	1,718,149	2,741,547
2,568	WESTERN ALLIANCE BANCORP	59,789	181,301
See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,600	ZIONS BANCORP N.A.	$ 49,361	132,340
		44,642,529	72,500,310	10.31%
Health Care:
18,734	ABBOTT LABORATORIES	926,152	2,035,449
35,567	ABBVIE, INC.	3,061,544	5,447,442
400	ABIOMED, INC.(b)	75,744	99,004
1,457	AGILENT TECHNOLOGIES, INC.	63,335	173,048
1,578	ALIGN TECHNOLOGY, INC.(b)	265,755	373,465
5,700	AMERISOURCEBERGEN CORP.	95,209	806,436
19,907	AMGEN, INC.	3,925,044	4,843,373
2,786	ASTRAZENECA PLC ADR(c)(d)	236,518	184,071
193	AVANOS MEDICAL, INC.(b)	3,014	5,277
3,700	AVANTOR, INC.(b)	41,168	115,070
3,565	BECTON DICKINSON AND CO.	413,594	878,880
4,380	BIOGEN, INC.(b)	926,333	893,257
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,222,456
64,164	BRISTOL-MYERS SQUIBB CO.	3,493,902	4,940,628
2,145	BRUKER CORP.	43,219	134,620
2,312	CARDINAL HEALTH, INC.	88,307	120,848
1,500	CATALENT, INC.(b)	72,507	160,935
9,743	CENTENE CORP.(b)	557,413	824,355
4,900	CERTARA, INC.(b)	93,080	105,154
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	51,567
3,929	CIGNA CORP.	362,422	1,035,370
200	COOPER (THE) COS., INC.	50,902	62,624
23,230	CVS HEALTH CORP.	1,312,838	2,152,492
9,229	DANAHER CORP.	272,153	2,339,736
5,332	DENTSPLY SIRONA, INC.	141,306	190,512
6,000	DEXCOM, INC.(b)	87,311	447,180
11,720	EDWARDS LIFESCIENCES CORP.(b)	161,444	1,114,455
4,731	ELANCO ANIMAL HEALTH, INC.(b)	94,047	92,870
10,728	ELEVANCE HEALTH, INC.	2,785,821	5,177,118
16,824	ELI LILLY & CO.	2,450,745	5,454,846
713	EMBECTA CORP.(b)	10,622	18,043
17,117	GILEAD SCIENCES, INC.	144,409	1,058,002
2,340	HCA HEALTHCARE, INC.	386,547	393,260
3,800	HENRY SCHEIN, INC.(b)	67,547	291,612
59,036	HOLOGIC, INC.(b)	3,877,690	4,091,195
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	552,338
1,859	HUMANA, INC.	685,141	870,142
4,153	IDEXX LABORATORIES, INC.(b)	847,522	1,456,582
2,300	ILLUMINA, INC.(b)	98,233	424,028
2,271	INCYTE CORP.(b)	145,007	172,528
4,386	INTUITIVE SURGICAL, INC.(b)	560,949	880,314
3,900	IONIS PHARMACEUTICALS, INC.(b)	107,793	144,378
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,222,522
47,344	JOHNSON & JOHNSON	5,714,366	8,404,034
5,653	LABORATORY CORP. OF AMERICA HOLDINGS	1,365,199	1,324,837
1,508	MARAVAI LIFESCIENCES HOLDINGS, INC., CLASS A(b)	48,762	42,842
700	MASIMO CORP.(b)	82,789	91,469
10,966	MCKESSON CORP.	1,767,786	3,577,219
5,800	MEDTRONIC PLC(c)	479,128	520,550
44,278	MERCK & CO., INC.	1,498,860	4,036,825
1,117	METTLER-TOLEDO INTERNATIONAL, INC.(b)	109,592	1,283,176
13,158	MODERNA, INC.(b)	1,938,463	1,879,620
1,172	MOLINA HEALTHCARE, INC.(b)	198,227	327,703
1,200	NEUROCRINE BIOSCIENCES, INC.(b)	95,915	116,976
7,649	ORGANON & CO.	160,606	258,154
500	PENUMBRA, INC.(b)	81,187	62,260
129,186	PFIZER, INC.	4,690,231	6,773,222
2,000	QIAGEN N.V. (NEW YORK EXCHANGE)(b)(c)	83,380	94,400
8,993	QUEST DIAGNOSTICS, INC.	1,291,267	1,195,889
11,453	QUIDELORTHO CORP.(b)	1,081,992	1,113,003
1,178	REGENERON PHARMACEUTICALS, INC.(b)	601,280	696,351
518	REPLIGEN CORP.(b)	65,422	84,123
4,791	RESMED, INC.	129,046	1,004,337
2,700	ROYALTY PHARMA PLC, CLASS A	100,269	113,508
See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
400	STERIS PLC	$ 80,548	82,460
1,300	TELEFLEX, INC.	66,613	319,605
5,920	THERMO FISHER SCIENTIFIC, INC.	2,187,073	3,216,218
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,441,646
22,151	UNITEDHEALTH GROUP, INC.	5,647,954	11,377,418
12,123	UNIVERSAL HEALTH SERVICES, INC., CLASS B	1,265,148	1,220,907
1,880	VAREX IMAGING CORP.(b)	19,829	40,213
1,800	VEEVA SYSTEMS, INC., CLASS A(b)	249,624	356,472
3,000	VERTEX PHARMACEUTICALS, INC.(b)	439,107	845,370
65,777	VIATRIS, INC.	738,668	688,685
4,498	WATERS CORP.(b)	417,656	1,488,748
300	WEST PHARMACEUTICAL SERVICES, INC.	68,922	90,711
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	354,472
337	ZIMVIE, INC.(b)	4,179	5,395
1,147	ZOETIS, INC.	123,318	197,158
		63,619,498	107,783,458	15.32%
Industrials:
9,273	3M CO.	870,036	1,200,019
923	ACCO BRANDS CORP.	3,137	6,027
3,338	ACUITY BRANDS, INC.	362,545	514,185
5,973	AGCO CORP.	421,122	589,535
8,255	AIR LEASE CORP.	219,583	275,965
1,533	ALLEGION PLC(c)	40,913	150,081
35,626	ALLISON TRANSMISSION HOLDINGS, INC.	1,462,711	1,369,820
5,175	AMETEK, INC.	73,221	568,681
2,387	BOEING (THE) CO.(b)	68,217	326,351
16,045	BOOZ ALLEN HAMILTON HOLDING CORP.	868,225	1,449,826
16,194	BUILDERS FIRSTSOURCE, INC.(b)	955,848	869,618
1,200	BWX TECHNOLOGIES, INC.	54,215	66,108
1,200	C.H. ROBINSON WORLDWIDE, INC.	108,946	121,644
1,436	CACI INTERNATIONAL, INC., CLASS A(b)	305,354	404,636
865	CANADIAN PACIFIC RAILWAY LTD.(c)	60,221	60,412
796	CARLISLE COS., INC.	69,242	189,934
10,640	CARRIER GLOBAL CORP.	57,007	379,422
10,504	CATERPILLAR, INC.	272,491	1,877,695
6,900	CHARGEPOINT HOLDINGS, INC.(b)	93,052	94,461
4,200	CINTAS CORP.	616,293	1,568,826
2,000	COPART, INC.(b)	143,195	217,320
21,972	CSX CORP.	382,113	638,506
10,994	CUMMINS, INC.	1,839,041	2,127,669
5,993	DEERE & CO.	168,293	1,794,724
1,940	DELTA AIR LINES, INC.(b)	27,308	56,202
1,525	DOVER CORP.	32,899	185,013
16,254	EATON CORP. PLC	472,195	2,047,841
2,373	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	180,258	231,273
2,924	FEDEX CORP.	343,996	662,900
10,014	FORTIVE CORP.	403,477	544,561
1,400	GATX CORP.	24,276	131,824
4,492	GENERAL DYNAMICS CORP.	889,203	993,855
10,564	GENERAL ELECTRIC CO.	799,254	672,610
20,900	GRAFTECH INTERNATIONAL LTD.	154,560	147,763
875	HEICO CORP.	61,334	114,730
2,156	HEICO CORP., CLASS A	109,365	227,199
11,935	HONEYWELL INTERNATIONAL, INC.	896,739	2,074,422
25,039	HOWMET AEROSPACE, INC.	299,194	787,476
1,200	HUBBELL, INC.	43,310	214,296
535	HUNTINGTON INGALLS INDUSTRIES, INC.	18,067	116,534
2,200	IAA, INC.(b)	77,369	72,094
2,271	IDEX CORP.	140,770	412,482
4,824	ILLINOIS TOOL WORKS, INC.	155,812	879,174
2,382	INGERSOLL RAND, INC.	18,866	100,235
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	186,627
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	330,687
7,951	JOHNSON CONTROLS INTERNATIONAL PLC	225,327	380,694
1,800	KIRBY CORP.(b)	101,589	109,512
1,803	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	76,148	83,461
4,996	L3HARRIS TECHNOLOGIES, INC.	430,655	1,207,533
See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
588	LEIDOS HOLDINGS, INC.	$ 24,832	59,217
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	172,704
4,734	LOCKHEED MARTIN CORP.	1,851,932	2,035,431
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	12,636
6,187	MANPOWERGROUP, INC.	413,004	472,749
44,890	MASCO CORP.	1,900,049	2,271,434
2,295	MERCURY SYSTEMS, INC.(b)	107,397	147,637
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	228,259
677	NORFOLK SOUTHERN CORP.	12,958	153,875
11,226	NORTHROP GRUMMAN CORP.	2,985,752	5,372,427
2,519	NVENT ELECTRIC PLC(c)	24,113	78,920
7,709	OLD DOMINION FREIGHT LINE, INC.	1,888,420	1,975,662
5,320	OTIS WORLDWIDE CORP.	90,693	375,964
4,224	OWENS CORNING	319,404	313,885
389	PACCAR, INC.	9,819	32,030
4,628	PARKER-HANNIFIN CORP.	350,966	1,138,719
2,519	PENTAIR PLC(c)	49,295	115,295
550	QUANTA SERVICES, INC.	29,376	68,937
24,828	RAYTHEON TECHNOLOGIES CORP.	1,288,502	2,386,219
12,257	REPUBLIC SERVICES, INC.	732,074	1,604,074
23,901	ROBERT HALF INTERNATIONAL, INC.	2,720,555	1,789,946
9,420	ROLLINS, INC.	221,629	328,946
700	SNAP-ON, INC.	17,991	137,921
7,500	SOUTHWEST AIRLINES CO.(b)	64,131	270,900
2,436	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	63,991	71,375
2,557	STANLEY BLACK & DECKER, INC.	72,048	268,127
600	STERICYCLE, INC.(b)	18,858	26,310
737	TEXTRON, INC.	49,633	45,009
11,246	TIMKEN (THE) CO.	499,847	596,600
1,596	TORO (THE) CO.	76,510	120,961
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,364,284
200	TRANSDIGM GROUP, INC.(b)	62,989	107,334
16,186	UNION PACIFIC CORP.	3,026,296	3,452,150
2,328	UNITED AIRLINES HOLDINGS, INC.(b)	55,736	82,458
7,827	UNITED PARCEL SERVICE, INC., CLASS B	945,274	1,428,741
3,660	UNITED RENTALS, INC.(b)	357,777	889,051
1,494	VERISK ANALYTICS, INC.	255,892	258,596
1	VERITIV CORP.(b)	8	109
700	W.W. GRAINGER, INC.	30,601	318,101
975	WASTE CONNECTIONS, INC.	42,575	120,861
17,554	WASTE MANAGEMENT, INC.	879,219	2,685,411
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	98,496
882	XPO LOGISTICS, INC.(b)	49,701	42,477
1,600	XYLEM, INC.	30,618	125,088
		37,928,929	63,477,789	9.03%
Information Technology:
10,236	ACCENTURE PLC, CLASS A(c)	1,780,103	2,842,025
7,474	ADOBE, INC.(b)	1,125,179	2,735,932
35,810	ADVANCED MICRO DEVICES, INC.(b)	1,545,239	2,738,391
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,153,133
8,222	AMDOCS LTD.	556,415	684,975
4,449	ANALOG DEVICES, INC.	90,940	649,954
281,990	APPLE, INC.	11,365,295	38,553,673
5,742	APPLIED MATERIALS, INC.	117,084	522,407
1,200	ARISTA NETWORKS, INC.(b)	106,419	112,488
7,925	ARROW ELECTRONICS, INC.(b)	483,101	888,313
294	ASPEN TECHNOLOGY, INC.(b)	53,552	54,002
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	206,508	337,320
1,786	AUTODESK, INC.(b)	150,579	307,121
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,421,131
7,045	BLACK KNIGHT, INC.(b)	269,467	460,673
3,000	BLOCK, INC.(b)	111,050	184,380
2,050	BREAD FINANCIAL HOLDINGS, INC.	91,794	75,973
7,558	BROADCOM, INC.	2,738,112	3,671,752
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	486,523
9,300	CADENCE DESIGN SYSTEMS, INC.(b)	391,107	1,395,279
1,522	CDK GLOBAL, INC.	19,712	83,360
See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
7,000	CDW CORP.	$ 292,424	1,102,920
88,966	CISCO SYSTEMS, INC.	2,551,692	3,793,510
1,400	CITRIX SYSTEMS, INC.	112,250	136,038
2,237	CLOUDFLARE, INC., CLASS A(b)	83,016	97,869
1,200	COGNEX CORP.	60,629	51,024
26,398	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	2,168,329	1,781,601
14,900	COMMSCOPE HOLDING CO., INC.(b)	94,248	91,188
4,830	CONCENTRIX CORP.	290,324	655,141
15,600	CORNING, INC.	85,176	491,556
1,018	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	102,626	171,594
2,130	DATADOG, INC., CLASS A(b)	183,088	202,861
79,665	DELL TECHNOLOGIES, INC., CLASS C	3,673,145	3,681,320
1,200	DOCUSIGN, INC.(b)	90,709	68,856
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	143,120
3,900	DROPBOX, INC., CLASS A(b)	77,092	81,861
1,700	ENPHASE ENERGY, INC.(b)	274,645	331,908
1,154	EPAM SYSTEMS, INC.(b)	219,417	340,176
300	EURONET WORLDWIDE, INC.(b)	25,458	30,177
1,300	F5, INC.(b)	30,063	198,952
5,845	FAIR ISAAC CORP.(b)	2,713,193	2,343,260
7,147	FASTLY, INC., CLASS A(b)	92,879	82,977
12,900	FIDELITY NATIONAL INFORMATION SERVICES, INC.	533,669	1,182,543
9,784	FISERV, INC.(b)	172,685	870,482
300	FLEETCOR TECHNOLOGIES, INC.(b)	55,532	63,033
27,615	FORTINET, INC.(b)	393,491	1,562,457
14,190	GARTNER, INC.(b)	3,650,384	3,431,568
2,200	GENPACT LTD.	90,194	93,192
3,012	GLOBAL PAYMENTS, INC.	213,105	333,248
1,173	GODADDY, INC., CLASS A(b)	65,131	81,594
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	249,288
198,206	HP, INC.	5,690,436	6,497,193
53,766	INTEL CORP.	1,751,010	2,011,386
8,323	INTERNATIONAL BUSINESS MACHINES CORP.	775,594	1,175,124
3,500	INTUIT, INC.	75,843	1,349,040
13,175	JABIL, INC.	259,881	674,692
5,549	JACK HENRY & ASSOCIATES, INC.	1,023,185	998,931
16,976	JUNIPER NETWORKS, INC.	574,736	483,816
1,915	KEYSIGHT TECHNOLOGIES, INC.(b)	254,268	263,983
1,401	KLA CORP.	441,295	447,031
5,109	LAM RESEARCH CORP.	355,823	2,177,200
6,400	MANDIANT, INC.(b)	88,994	139,648
2,857	MARVELL TECHNOLOGY, INC.	128,674	124,365
12,878	MASTERCARD, INC., CLASS A	3,222,671	4,062,751
8,368	MICROCHIP TECHNOLOGY, INC.	38,707	486,013
53,034	MICRON TECHNOLOGY, INC.	1,915,160	2,931,720
142,734	MICROSOFT CORP.	13,607,526	36,658,373
500	MKS INSTRUMENTS, INC.	32,310	51,315
10,161	MOTOROLA SOLUTIONS, INC.	2,361,778	2,129,746
18,150	NCR CORP.(b)	623,062	564,646
1,500	NEW RELIC, INC.(b)	79,392	75,075
22,781	NORTONLIFELOCK, INC.	207,695	500,271
52,633	NVIDIA CORP.	4,465,817	7,978,636
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	566,215
997	OKTA, INC.(b)	105,293	90,129
20,047	ON SEMICONDUCTOR CORP.(b)	836,835	1,008,565
41,745	ORACLE CORP.	2,197,353	2,916,723
27,057	PAYCHEX, INC.	3,256,738	3,080,981
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	435,026
1,561	PAYPAL HOLDINGS, INC.(b)	64,709	109,020
2,400	PTC, INC.(b)	82,674	255,216
4,500	PURE STORAGE, INC., CLASS A(b)	85,978	115,695
2,403	QORVO, INC.(b)	185,625	226,651
9,703	QUALCOMM, INC.	1,088,206	1,239,461
700	ROPER TECHNOLOGIES, INC.	94,317	276,255
11,490	SALESFORCE, INC.(b)	692,034	1,896,310
25,071	SEAGATE TECHNOLOGY HOLDINGS PLC	760,816	1,791,072
2,047	SERVICENOW, INC.(b)	266,183	973,389
See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
2,862	SKYWORKS SOLUTIONS, INC.	$ 253,187	265,136
825	SPLUNK, INC.(b)	82,327	72,980
88,945	STONECO LTD., CLASS A(b)(c)	863,178	684,876
5,300	SYNOPSYS, INC.(b)	438,338	1,609,610
4,757	TD SYNNEX CORP.	144,301	433,363
24,516	TERADATA CORP.(b)	958,428	907,337
4,600	TERADYNE, INC.	82,730	411,930
27,872	TEXAS INSTRUMENTS, INC.	942,644	4,282,533
7,049	TRIMBLE, INC.(b)	94,849	410,463
2,100	UBIQUITI, INC.	357,603	521,241
476	VERISIGN, INC.(b)	82,801	79,649
22,737	VISA, INC., CLASS A	2,519,410	4,476,688
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	138,996
2,396	VMWARE, INC., CLASS A	37,645	273,096
5,845	WESTERN DIGITAL CORP.(b)	90,457	262,031
908	WORKDAY, INC., CLASS A(b)	124,632	126,739
2,685	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	397,763	789,256
		96,681,005	185,611,706	26.39%
Materials:
1,694	AIR PRODUCTS AND CHEMICALS, INC.	191,918	407,373
1,500	ALBEMARLE CORP.	65,889	313,470
13,770	AMCOR PLC(c)	60,200	171,161
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	72,135
3,165	AVERY DENNISON CORP.	207,899	512,319
1,532	CABOT CORP.	54,496	97,726
17,185	CELANESE CORP.	1,298,467	2,021,128
11,399	CF INDUSTRIES HOLDINGS, INC.	1,037,902	977,236
22,612	CHEMOURS (THE) CO.	681,629	724,036
9,186	CLEVELAND-CLIFFS, INC.(b)	214,126	141,189
8,562	CORTEVA, INC.	200,802	463,547
1,800	CROWN HOLDINGS, INC.	57,831	165,906
25,939	DOW, INC.	1,295,962	1,338,712
7,262	DUPONT DE NEMOURS, INC.	212,802	403,622
3,588	EASTMAN CHEMICAL CO.	99,135	322,095
3,191	ECOLAB, INC.	114,294	490,648
25,494	FREEPORT-MCMORAN, INC.	532,115	745,954
15,846	HUNTSMAN CORP.	249,978	449,234
621	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	58,621	73,974
38,587	INTERNATIONAL PAPER CO.	1,231,421	1,614,094
6,665	LINDE PLC(c)	1,525,683	1,916,387
15,524	LYONDELLBASELL INDUSTRIES N.V., CLASS A	1,029,726	1,357,729
700	MARTIN MARIETTA MATERIALS, INC.	27,965	209,468
7,500	NEWMONT CORP.	142,887	447,525
14,367	NUCOR CORP.	1,111,612	1,500,058
27,133	OLIN CORP.	1,409,791	1,255,715
840	PACKAGING CORP. OF AMERICA	68,658	115,500
5,172	PPG INDUSTRIES, INC.	123,888	591,367
9,559	RELIANCE STEEL & ALUMINUM CO.	1,020,986	1,623,692
600	ROYAL GOLD, INC.	22,314	64,068
1,968	SCOTTS MIRACLE-GRO (THE) CO.	168,404	155,452
1,400	SEALED AIR CORP.	24,528	80,808
2,509	SILGAN HOLDINGS, INC.	89,461	103,747
3,600	SONOCO PRODUCTS CO.	74,519	205,344
81	SOUTHERN COPPER CORP.(c)	963	4,035
16,620	STEEL DYNAMICS, INC.	1,015,332	1,099,413
482	SYLVAMO CORP.	16,515	15,752
16,467	UNITED STATES STEEL CORP.	392,852	294,924
1,922	VALVOLINE, INC.	12,533	55,411
2,100	VULCAN MATERIALS CO.	63,441	298,410
6,581	WESTLAKE CORP.	676,547	645,070
2,242	WESTROCK CO.	24,357	89,321
		16,920,455	23,634,755	3.36%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	308,769
2,537	AMERICAN HOMES 4 RENT, CLASS A	78,566	89,911
4,475	AMERICAN TOWER CORP.	545,240	1,143,765
3,700	AMERICOLD REALTY TRUST, INC.	97,926	111,148
See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
3,708	APARTMENT INCOME REIT CORP.	$ 136,847	154,253
834	AVALONBAY COMMUNITIES, INC.	47,526	162,005
3,388	BOSTON PROPERTIES, INC.	165,793	301,464
46,503	BRIXMOR PROPERTY GROUP, INC.	406,335	939,826
2,153	CAMDEN PROPERTY TRUST	123,455	289,535
4,700	CROWN CASTLE INTERNATIONAL CORP.	172,478	791,386
2,027	CUBESMART	52,679	86,593
3,057	DIGITAL REALTY TRUST, INC.	341,316	396,890
5,200	DOUGLAS EMMETT, INC.	40,636	116,376
3,300	DUKE REALTY CORP.	107,361	181,335
315	EPR PROPERTIES	6,839	14,783
952	EQUINIX, INC.	131,626	625,483
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,661	112,752
5,416	EQUITY RESIDENTIAL	174,162	391,144
675	ESSEX PROPERTY TRUST, INC.	73,174	176,519
600	EXTRA SPACE STORAGE, INC.	98,202	102,072
900	FEDERAL REALTY OP L.P.	47,642	86,166
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,177	27,813
2,070	GAMING AND LEISURE PROPERTIES, INC.	56,535	94,930
7,000	HEALTHPEAK PROPERTIES, INC.	65,888	181,370
30,533	HOST HOTELS & RESORTS, INC.	403,151	478,757
678	HOWARD HUGHES (THE) CORP.(b)	20,502	46,138
2,100	IRON MOUNTAIN, INC.	93,991	102,249
400	JBG SMITH PROPERTIES	6,941	9,456
6,972	KIMCO REALTY CORP.	66,618	137,836
778	LAMAR ADVERTISING CO., CLASS A	28,754	68,441
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	314,406
3,700	OUTFRONT MEDIA, INC.	47,754	62,715
10,911	PROLOGIS, INC.	280,831	1,283,679
1,735	PUBLIC STORAGE	227,274	542,483
6,972	RAYONIER, INC.	74,591	260,613
4,002	REALTY INCOME CORP.	86,978	273,177
20,965	REGENCY CENTERS CORP.	1,229,351	1,243,434
1,780	REXFORD INDUSTRIAL REALTY, INC.	87,624	102,510
2,100	SBA COMMUNICATIONS CORP.	214,169	672,105
5,465	SIMON PROPERTY GROUP, INC.	587,869	518,738
1,133	SUN COMMUNITIES, INC.	86,422	180,555
4,100	UDR, INC.	63,318	188,764
1,600	VENTAS, INC.	74,899	82,288
4,265	VICI PROPERTIES, INC.	53,467	127,054
4,500	WELLTOWER, INC.	351,432	370,575
109,723	WEYERHAEUSER CO.	3,914,783	3,634,026
1,800	WP CAREY, INC.	137,154	149,148
10,394	ZILLOW GROUP, INC., CLASS C(b)	377,605	330,010
		11,763,603	18,065,445	2.57%
Utilities:
4,100	AES (THE) CORP.	59,629	86,141
2,000	ALLIANT ENERGY CORP.	24,835	117,220
1,700	AMEREN CORP.	48,382	153,612
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	566,046
13,200	AVANGRID, INC.	502,113	608,784
2,900	BROOKFIELD RENEWABLE CORP., CLASS A	99,026	103,269
5,800	CENTERPOINT ENERGY, INC.	66,308	171,564
13,300	CMS ENERGY CORP.	259,708	897,750
4,975	CONSOLIDATED EDISON, INC.	318,863	473,122
3,500	CONSTELLATION ENERGY CORP.	137,851	200,410
12,073	DOMINION ENERGY, INC.	450,978	963,546
2,300	DTE ENERGY CO.	71,502	291,525
9,151	DUKE ENERGY CORP.	418,500	981,079
4,325	EDISON INTERNATIONAL	135,088	273,513
464	ENTERGY CORP.	12,179	52,265
1,935	ESSENTIAL UTILITIES, INC.	32,475	88,720
2,974	EVERGY, INC.	67,407	194,053
4,961	EVERSOURCE ENERGY	125,492	419,056
10,500	EXELON CORP.	342,581	475,860
5,500	FIRSTENERGY CORP.	159,532	211,145
900	NATIONAL FUEL GAS CO.	20,790	59,445
See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
16,354	NEXTERA ENERGY, INC.	$ 192,414	1,266,781
6,900	NISOURCE, INC.	43,973	203,481
35,832	NRG ENERGY, INC.	1,170,134	1,367,707
2,600	OGE ENERGY CORP.	23,478	100,256
17,700	PG&E CORP.(b)	176,562	176,646
13,100	PINNACLE WEST CAPITAL CORP.	782,497	957,872
3,100	PPL CORP.	79,758	84,103
4,800	PUBLIC SERVICE ENTERPRISE GROUP, INC.	273,898	303,744
3,700	SEMPRA ENERGY	239,277	555,999
10,000	SOUTHERN (THE) CO.	264,782	713,100
4,650	UGI CORP.	51,203	179,536
5,856	VISTRA CORP.	96,088	133,810
3,500	WEC ENERGY GROUP, INC.	263,727	352,240
968	XCEL ENERGY, INC.	36,241	68,496
		7,419,821	13,851,896	1.97%
	Sub-total Common Stocks:	414,034,071	700,235,141	99.55%
Short-Term Investments:
3,252,762	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 1.11%(e)	3,252,762	3,252,762
	Sub-total Short-Term Investments:	3,252,762	3,252,762	0.46%
	Grand total	$ 417,286,833	703,487,903	100.01%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.15% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.03% of net assets as of June 30, 2022.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,396,931 with net purchases of $855,831 during the six months ended June 30, 2022.
See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
June 30, 2022 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
5,100	CINEMARK HOLDINGS, INC.(b)	$ 80,917	76,602
1,152	COGENT COMMUNICATIONS HOLDINGS, INC.	66,084	69,995
3,841	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	20,535	26,887
6,459	EW SCRIPPS (THE) CO., CLASS A(b)	112,227	80,544
2,400	GOGO, INC.(b)	45,881	38,856
17,629	LIBERTY BROADBAND CORP., CLASS C(b)	2,493,018	2,038,617
3,042	LOYALTY VENTURES, INC.(b)	12,797	10,860
161,175	NEW YORK TIMES (THE) CO., CLASS A	6,938,594	4,496,782
54,727	OOMA, INC.(b)	1,057,893	647,968
11,369	QUINSTREET, INC.(b)	179,787	114,372
2,541	TECHTARGET, INC.(b)	173,878	166,994
297,402	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	1,101,679	843,317
33,558	VERTICALSCOPE HOLDINGS, INC.(b)(c)	825,902	318,061
206,351	VIMEO, INC.(b)	5,427,101	1,242,233
64,447	WARNER MUSIC GROUP CORP., CLASS A	2,049,648	1,569,929
24,592	YOUGOV PLC(c)	431,483	254,455
		21,017,424	11,996,472	3.32%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	301,724
1,300	ACADEMY SPORTS & OUTDOORS, INC.	50,422	46,202
400	ADTALEM GLOBAL EDUCATION, INC.(b)	11,532	14,388
62,710	ALLBIRDS, INC., CLASS A(b)	958,191	246,450
141,520	AMERICAN EAGLE OUTFITTERS, INC.	2,927,063	1,582,194
33,353	AMERICAN OUTDOOR BRANDS, INC.(b)	814,682	317,187
1,500	AMERICA'S CAR-MART, INC.(b)	124,108	150,900
200	ASBURY AUTOMOTIVE GROUP, INC.(b)	34,756	33,868
973	BLOOMIN' BRANDS, INC.	17,430	16,171
2,358	BOOT BARN HOLDINGS, INC.(b)	203,949	162,490
4,600	BRINKER INTERNATIONAL, INC.(b)	166,225	101,338
729	CAVCO INDUSTRIES, INC.(b)	171,591	142,877
99,794	CENTURY CASINOS, INC.(b)	1,418,206	718,517
400	CHEESECAKE FACTORY (THE), INC.	14,838	10,568
4,700	CHICO'S FAS, INC.(b)	20,662	23,359
153	CHILDREN'S PLACE (THE), INC.(b)	9,094	5,955
13,602	CLARUS CORP.	340,835	258,302
164,088	DANA, INC.	2,289,365	2,308,718
15,487	DENNY'S CORP.(b)	249,246	134,427
3,695	DESIGNER BRANDS, INC., CLASS A	47,945	48,257
1,263	DINE BRANDS GLOBAL, INC.	88,168	82,196
68	DORMAN PRODUCTS, INC.(b)	5,023	7,460
71,588	DREAM FINDERS HOMES, INC., CLASS A(b)(d)	1,383,403	761,696
131,220	FARFETCH LTD., CLASS A(b)(c)	3,522,840	939,535
124,131	FULL HOUSE RESORTS, INC.(b)	1,057,730	754,716
131,006	GAP (THE), INC.	2,032,485	1,079,489
950	GENESCO, INC.(b)	52,234	47,415
55,320	GENTEX CORP.	1,701,473	1,547,300
2,387	G-III APPAREL GROUP LTD.(b)	50,972	48,289
91,198	GILDAN ACTIVEWEAR, INC.(c)	1,930,994	2,624,678
300	GOLDEN ENTERTAINMENT, INC.(b)	14,745	11,865
385	GROUP 1 AUTOMOTIVE, INC.	61,064	65,373
208,820	GYM GROUP (THE) PLC(b)(c)(e)	838,485	483,482
160,430	HANESBRANDS, INC.	2,363,954	1,650,825
21,500	HELEN OF TROY LTD.(b)	3,500,941	3,491,815
2,900	HIBBETT, INC.	130,607	126,759
53,638	HOOKER FURNISHINGS CORP.	1,242,839	834,071
743	INSTALLED BUILDING PRODUCTS, INC.	61,425	61,788
220	JACK IN THE BOX, INC.	12,584	12,333
1,295	KONTOOR BRANDS, INC.	52,537	43,214
2,000	LGI HOMES, INC.(b)	192,935	173,800
18,063	LOVESAC (THE) CO.(b)	1,101,389	496,732
4,621	MACY'S, INC.	86,346	84,657
33,790	MALIBU BOATS, INC., CLASS A(b)	1,714,943	1,781,071
3,005	MARINEMAX, INC.(b)	109,640	108,541
1,004	MDC HOLDINGS, INC.	34,198	32,439
394	MONRO, INC.	17,340	16,895
75,406	MOTORCAR PARTS OF AMERICA, INC.(b)	1,392,574	989,327
See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
1,135	NATIONAL VISION HOLDINGS, INC.(b)	$ 33,323	31,213
94,007	NOODLES & CO.(b)	884,211	441,833
15,955	OVERSTOCK.COM, INC.(b)	721,384	399,035
500	OXFORD INDUSTRIES, INC.	40,480	44,370
22,588	PAPA JOHN'S INTERNATIONAL, INC.	1,940,518	1,886,550
13,871	PATRICK INDUSTRIES, INC.	1,037,177	719,073
67,367	PELOTON INTERACTIVE, INC., CLASS A(b)	2,071,074	618,429
24,522	PVH CORP.	1,823,261	1,395,302
47	RENT-A-CENTER, INC.	1,251	914
200	RUTH'S HOSPITALITY GROUP, INC.	4,002	3,252
1,375	SHAKE SHACK, INC., CLASS A(b)	68,664	54,285
11,346	SHUTTERSTOCK, INC.	906,386	650,239
1,261	SIGNET JEWELERS LTD.	76,595	67,413
24,192	SKYLINE CHAMPION CORP.(b)	1,478,936	1,147,185
9,830	SLEEP NUMBER CORP.(b)	793,863	304,239
1,323	SONIC AUTOMOTIVE, INC., CLASS A	50,187	48,461
3,400	SONOS, INC.(b)	79,001	61,336
1,354	STEVEN MADDEN LTD.	50,527	43,612
104,350	STONERIDGE, INC.(b)	2,270,046	1,789,602
7,114	STRATEGIC EDUCATION, INC.	433,995	502,106
51,018	STRIDE, INC.(b)	1,805,700	2,081,024
456	STURM RUGER & CO., INC.	29,827	29,024
1,272	UNIFI, INC.(b)	18,074	17,884
622	URBAN OUTFITTERS, INC.(b)	12,515	11,607
792	VISTA OUTDOOR, INC.(b)	26,160	22,097
69,818	WINNEBAGO INDUSTRIES, INC.	2,844,475	3,390,362
3,839	WOLVERINE WORLD WIDE, INC.	84,060	77,394
9,200	WW INTERNATIONAL, INC.(b)	93,062	58,788
28,636	WYNDHAM HOTELS & RESORTS, INC.	1,391,708	1,881,958
1,479	XPEL, INC.(b)	63,622	67,930
		56,720,020	42,828,170	11.87%
Consumer Staples:
2,890	B&G FOODS, INC.	72,981	68,724
1,420	CALAVO GROWERS, INC.	54,238	59,242
781	CAL-MAINE FOODS, INC.	27,098	38,589
21,623	CHEFS' WAREHOUSE (THE), INC.(b)	661,558	840,919
6,293	FRESHPET, INC.(b)	764,152	326,544
99,741	GROCERY OUTLET HOLDING CORP.(b)	3,242,893	4,251,959
2,126	HOSTESS BRANDS, INC.(b)	43,386	45,092
11,260	INGREDION, INC.	1,012,523	992,682
804	INTER PARFUMS, INC.	58,483	58,740
6,853	MEDIFAST, INC.	1,523,731	1,237,035
100	MGP INGREDIENTS, INC.	7,643	10,009
5,529	SIMPLY GOOD FOODS (THE) CO.(b)	182,592	208,830
1,556	SPARTANNASH CO.	28,799	46,945
20,230	SPECTRUM BRANDS HOLDINGS, INC.	1,230,060	1,659,265
314	TREEHOUSE FOODS, INC.(b)	12,704	13,132
2,336	UNITED NATURAL FOODS, INC.(b)	81,719	92,038
37,630	UNIVERSAL CORP.	1,973,526	2,276,615
27,244	USANA HEALTH SCIENCES, INC.(b)	2,589,814	1,971,376
65	WD-40 CO.	12,826	13,088
13,694	WINFARM SAS(b)(c)	562,437	247,548
		14,143,163	14,458,372	4.01%
Energy:
600	CALLON PETROLEUM CO.(b)	30,058	23,520
700	CIVITAS RESOURCES, INC.	37,009	36,603
92,131	DMC GLOBAL, INC.(b)	3,432,183	1,661,122
201,490	EVOLUTION PETROLEUM CORP.	1,052,119	1,100,135
6,236	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,130	19,332
100	LAREDO PETROLEUM, INC.(b)	6,914	6,894
2,742	MATADOR RESOURCES CO.	105,945	127,750
400	NABORS INDUSTRIES LTD.(b)	33,268	53,560
66,944	NEW STRATUS ENERGY, INC.(b)(c)	36,478	40,046
44,958	NEXTIER OILFIELD SOLUTIONS, INC.(b)	160,794	427,551
106,032	NOV, INC.	1,241,978	1,793,001
4,366	PAR PACIFIC HOLDINGS, INC.(b)	46,222	68,066
8,825	PATTERSON-UTI ENERGY, INC.	62,133	139,082
See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
4,300	PBF ENERGY, INC., CLASS A(b)	$ 63,534	124,786
864	PDC ENERGY, INC.	36,482	53,231
400	PROPETRO HOLDING CORP.(b)	4,160	4,000
258	REX AMERICAN RESOURCES CORP.(b)	16,958	21,878
2,503	SM ENERGY CO.	44,568	85,578
32,722	SOUTHWESTERN ENERGY CO.(b)	113,616	204,512
241,626	TECHNIPFMC PLC(b)(c)	1,679,045	1,626,143
264,635	YANGARRA RESOURCES LTD.(b)(c)	516,505	596,210
		8,740,099	8,213,000	2.28%
Financials:
49,531	AFC GAMMA, INC.	1,074,774	759,310
24,796	A-MARK PRECIOUS METALS, INC.	708,992	799,671
59,041	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,675,667	2,159,129
317	AMERIS BANCORP	12,949	12,737
43,791	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,983,028	1,614,136
140,896	ASSOCIATED BANC-CORP	2,346,674	2,572,761
60,167	AXIS CAPITAL HOLDINGS LTD.(c)	3,082,533	3,434,934
28,320	AXOS FINANCIAL, INC.(b)	1,463,586	1,015,272
2,475	BANNER CORP.	98,086	139,120
3,236	BERKSHIRE HILLS BANCORP, INC.	75,451	80,156
6,227	BRIGHTSPHERE INVESTMENT GROUP, INC.	102,507	112,148
1,264	BROOKLINE BANCORP, INC.	17,065	16,824
32,483	CALIFORNIA BANCORP(b)	694,693	617,502
131,020	CNO FINANCIAL GROUP, INC.	2,362,044	2,370,152
3,823	COLUMBIA BANKING SYSTEM, INC.	101,333	109,529
18,165	COMMERCE BANCSHARES, INC.	784,351	1,192,532
2,756	COMMUNITY BANK SYSTEM, INC.	152,076	174,400
2,076	CUSTOMERS BANCORP, INC.(b)	80,145	70,376
2,289	DIME COMMUNITY BANCSHARES, INC.	63,542	67,869
60,819	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,902,952	1,781,388
584	ENCORE CAPITAL GROUP, INC.(b)	25,620	33,738
2,168	ENOVA INTERNATIONAL, INC.(b)	67,552	62,482
33,836	ESQUIRE FINANCIAL HOLDINGS, INC.	1,012,285	1,126,739
81,070	ESSENT GROUP LTD.	2,923,564	3,153,623
153,933	EZCORP, INC., CLASS A(b)	1,141,615	1,156,037
900	FB FINANCIAL CORP.	35,766	35,298
18,184	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,389,087	1,775,668
148,538	FIDUCIAN GROUP LTD.(c)	881,708	747,432
37,857	FINWISE BANCORP(b)	425,138	353,206
14,275	FIRST COMMONWEALTH FINANCIAL CORP.	186,365	191,570
1,000	FIRST HAWAIIAN, INC.	22,261	22,710
38,000	FIRSTCASH HOLDINGS, INC.	2,403,294	2,641,380
1,899	FLAGSTAR BANCORP, INC.	55,987	67,320
7,668	GENWORTH FINANCIAL, INC., CLASS A(b)	25,688	27,068
56,400	GLACIER BANCORP, INC.	2,341,032	2,674,488
6,000	GREEN DOT CORP., CLASS A(b)	164,615	150,660
125,486	HOPE BANCORP, INC.	1,342,677	1,736,726
39,407	HUNTINGTON BANCSHARES, INC.	428,948	474,066
64,281	JDC GROUP A.G.(b)(c)	1,473,361	1,259,693
1,468	KKR REAL ESTATE FINANCE TRUST, INC.	22,900	25,617
158,042	LENDINGCLUB CORP.(b)	2,496,021	1,847,511
256	LENDINGTREE, INC.(b)	12,142	11,218
12,518	LPL FINANCIAL HOLDINGS, INC.	2,428,984	2,309,321
8,361	MARKETAXESS HOLDINGS, INC.	2,814,390	2,140,500
77,479	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,420,206	848,837
3,129	MR COOPER GROUP, INC.(b)	68,647	114,959
5,537	NATIONAL BANK HOLDINGS CORP., CLASS A	200,360	211,901
5,879	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,629,614	1,191,673
6,000	NBT BANCORP, INC.	207,755	225,540
2,724	NMI HOLDINGS, INC., CLASS A(b)	39,406	45,355
941	NORTHWEST BANCSHARES, INC.	12,071	12,045
895	OFG BANCORP	20,334	22,733
168,503	OLD NATIONAL BANCORP	2,625,448	2,492,159
34,156	OPEN LENDING CORP., CLASS A(b)	1,118,127	349,416
214	PARK NATIONAL CORP.	25,702	25,947
276	PIPER SANDLER COS.	29,080	31,287
1,118	PRA GROUP, INC.(b)	42,363	40,650
See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
413	PREFERRED BANK	$ 20,848	28,092
3,936	PROASSURANCE CORP.	81,765	93,008
13,290	RENAISSANCERE HOLDINGS LTD.(c)	1,919,487	2,078,157
2,873	RENASANT CORP.	76,728	82,771
4,115	SEACOAST BANKING CORP. OF FLORIDA	126,521	135,960
12,700	SELECTIVE INSURANCE GROUP, INC.	710,202	1,104,138
62	SERVISFIRST BANCSHARES, INC.	4,034	4,893
5,100	SOUTHSIDE BANCSHARES, INC.	188,730	190,842
138,141	STERLING BANCORP, INC.(b)	863,484	787,404
1,426	STONEX GROUP, INC.(b)	86,232	111,328
267,832	UMPQUA HOLDINGS CORP.	3,770,133	4,491,543
358	UNITED COMMUNITY BANKS, INC.	9,708	10,808
66,726	UNIVEST FINANCIAL CORP.	1,531,925	1,697,509
81,373	VELOCITY FINANCIAL, INC.(b)	1,043,315	894,289
5,000	VERITEX HOLDINGS, INC.	167,380	146,300
200	VIRTUS INVESTMENT PARTNERS, INC.	36,802	34,204
1,719	WALKER & DUNLOP, INC.	180,035	165,608
50,457	WEBSTER FINANCIAL CORP.	2,111,257	2,126,763
109,957	WSFS FINANCIAL CORP.	4,839,759	4,408,176
		70,110,906	67,328,312	18.67%
Health Care:
8,593	ABIOMED, INC.(b)	2,352,986	2,126,853
14,027	ACADIA PHARMACEUTICALS, INC.(b)	184,519	197,640
12,799	ADDUS HOMECARE CORP.(b)	1,070,172	1,065,901
95,088	AERIE PHARMACEUTICALS, INC.(b)	1,095,306	713,160
33,268	ALBIREO PHARMA, INC.(b)	973,225	660,702
400	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	7,408	5,932
40,710	AMICUS THERAPEUTICS, INC.(b)	279,276	437,225
2,400	AMN HEALTHCARE SERVICES, INC.(b)	193,049	263,304
200	APOLLO MEDICAL HOLDINGS, INC.(b)	7,643	7,718
300	ARCUS BIOSCIENCES, INC.(b)	7,467	7,602
1,500	ARTIVION, INC.(b)	27,703	28,320
709	AVANOS MEDICAL, INC.(b)	22,709	19,384
9,200	AVID BIOSERVICES, INC.(b)	129,771	140,392
45,163	AZENTA, INC.	4,146,886	3,256,252
10,241	BIO-TECHNE CORP.	2,476,042	3,549,940
64,347	BIOVENTUS, INC., CLASS A(b)	830,262	438,847
111,638	BRAINSWAY LTD. ADR(b)(c)(f)	901,955	554,841
3,784	CARA THERAPEUTICS, INC.(b)	39,140	34,548
5,300	CARDIOVASCULAR SYSTEMS, INC.(b)	104,335	76,108
5,267	CASTLE BIOSCIENCES, INC.(b)	291,825	115,611
17,244	CATALENT, INC.(b)	1,900,535	1,850,109
7,996	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	1,863,978	1,710,904
4,894	COHERUS BIOSCIENCES, INC.(b)	36,000	35,433
17,768	COLLEGIUM PHARMACEUTICAL, INC.(b)	360,212	314,849
4,221	COMMUNITY HEALTH SYSTEMS, INC.(b)	17,121	15,829
17,787	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	646,205	568,650
508,156	CONFORMIS, INC.(b)	622,256	179,786
474	CONMED CORP.	64,652	45,390
5,451	CORCEPT THERAPEUTICS, INC.(b)	96,592	129,625
938	COVETRUS, INC.(b)	17,874	19,464
1,900	CROSS COUNTRY HEALTHCARE, INC.(b)	38,319	39,577
1,690	CYTOKINETICS, INC.(b)	31,505	66,400
1,861	ENANTA PHARMACEUTICALS, INC.(b)	85,316	87,969
26,233	ENOVIS CORP.(b)	1,164,395	1,442,815
1,125	ENSIGN GROUP (THE), INC.	81,809	82,654
44,842	ERGOMED PLC(b)(c)	696,328	548,045
6,961	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	506,350	378,539
7,846	FATE THERAPEUTICS, INC.(b)	140,653	194,424
500	FULGENT GENETICS, INC.(b)	28,188	27,265
3,900	GLAUKOS CORP.(b)	179,127	177,138
5,992	GLOBAL BLOOD THERAPEUTICS, INC.(b)	200,052	191,444
356	HANGER, INC.(b)	6,232	5,098
82,209	HARROW HEALTH, INC.(b)	721,959	598,482
610	HEALTHSTREAM, INC.(b)	13,121	13,243
207	HESKA CORP.(b)	18,826	19,564
80,610	INFUSYSTEM HOLDINGS, INC.(b)	907,693	776,274
See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
17,319	INMODE LTD.(b)(c)	$ 954,090	388,119
67,900	INOTIV, INC.(b)	1,562,635	651,840
7,111	INSMED, INC.(b)	127,319	140,229
112,631	INSTEM PLC(b)(c)	1,321,919	1,021,438
993	INTEGER HOLDINGS CORP.(b)	68,457	70,165
42,390	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,378,171	2,290,332
63,196	IOVANCE BIOTHERAPEUTICS, INC.(b)	631,202	697,684
2,600	JOINT (THE) CORP.(b)	82,644	39,806
76,998	KARYOPHARM THERAPEUTICS, INC.(b)	649,402	347,261
56,228	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	786,087	544,849
35,563	LEMAITRE VASCULAR, INC.	1,860,783	1,619,895
13,141	LIGAND PHARMACEUTICALS, INC.(b)	2,159,603	1,172,440
2,475	MERIDIAN BIOSCIENCE, INC.(b)	38,496	75,289
1,643	MERIT MEDICAL SYSTEMS, INC.(b)	72,739	89,166
124	MESA LABORATORIES, INC.	27,072	25,289
1,300	MODIVCARE, INC.(b)	139,840	109,850
11,600	NEOGENOMICS, INC.(b)	113,163	94,540
12,393	NEXUS A.G.(c)	1,086,065	649,362
64,227	OCUPHIRE PHARMA, INC.(b)	184,565	123,316
10,937	OPTIMIZERX CORP.(b)	791,456	299,564
70,357	OPTINOSE, INC.(b)	190,596	257,507
5,800	ORGANOGENESIS HOLDINGS, INC.(b)	38,949	28,304
1,025	ORTHOFIX MEDICAL, INC.(b)	31,385	24,128
16,454	ORTHOPEDIATRICS CORP.(b)	1,079,451	709,990
3,394	OWENS & MINOR, INC.	118,741	106,741
408,860	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	6,600,199	1,807,161
8,299	PACIRA BIOSCIENCES, INC.(b)	493,696	483,832
3,800	PENNANT GROUP (THE), INC.(b)	62,686	48,678
65,760	PERRIGO CO. PLC(c)	2,648,423	2,667,883
26,402	PETIQ, INC.(b)	592,503	443,290
71,713	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,765,216	1,371,870
4,068	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	191,977	239,198
44,373	PROVENTION BIO, INC.(b)	293,568	177,492
46,854	PUMA BIOTECHNOLOGY, INC.(b)	183,213	133,534
61,585	REVANCE THERAPEUTICS, INC.(b)	858,277	851,105
31,182	RHYTHM PHARMACEUTICALS, INC.(b)	383,439	129,405
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	51,611
88,154	SHARPS COMPLIANCE CORP.(b)	461,121	257,410
1,400	SIMULATIONS PLUS, INC.	67,966	69,062
53,778	SUPERNUS PHARMACEUTICALS, INC.(b)	1,794,287	1,555,260
623	SURMODICS, INC.(b)	26,247	23,194
34,780	SYNEOS HEALTH, INC.(b)	1,661,379	2,493,030
20,079	TRAVERE THERAPEUTICS, INC.(b)	601,833	486,514
46,625	TWIST BIOSCIENCE CORP.(b)	4,732,413	1,630,010
21,672	UROGEN PHARMA LTD.(b)(d)	408,483	177,494
675	US PHYSICAL THERAPY, INC.	56,776	73,710
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,350,004
121,969	VAREX IMAGING CORP.(b)	2,907,982	2,608,917
4,900	VERICEL CORP.(b)	153,939	123,382
160,057	VIEMED HEALTHCARE, INC.(b)	821,819	861,107
7,500	VIR BIOTECHNOLOGY, INC.(b)	162,043	191,025
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	275,109
20,087	ZYNEX, INC.	218,717	160,294
		72,726,833	55,536,935	15.40%
Industrials:
1,258	AAON, INC.	69,579	68,888
1,704	AAR CORP.(b)	54,796	71,295
3,624	ABM INDUSTRIES, INC.	147,513	157,354
8,960	ACUITY BRANDS, INC.	1,214,128	1,380,198
2,756	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	102,568	111,894
1,600	AEROVIRONMENT, INC.(b)	130,765	131,520
59,820	AIR LEASE CORP.	1,927,964	1,999,783
619	ALAMO GROUP, INC.	62,402	72,070
657	ALBANY INTERNATIONAL CORP., CLASS A	51,618	51,765
548	ALLEGIANT TRAVEL CO.(b)	58,650	61,973
82,401	AMERICAN WOODMARK CORP.(b)	6,125,419	3,708,869
1,785	APOGEE ENTERPRISES, INC.	72,116	70,008
See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,826	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	$ 125,036	175,606
2,026	ARCBEST CORP.	119,194	142,570
22,670	ARMSTRONG WORLD INDUSTRIES, INC.	2,019,989	1,699,343
809	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	54,573	49,923
2,315	BOISE CASCADE CO.	113,072	137,719
61,733	BOWMAN CONSULTING GROUP LTD.(b)	848,606	761,785
100,160	BRIGHTVIEW HOLDINGS, INC.(b)	1,514,099	1,201,920
38,426	BWX TECHNOLOGIES, INC.	2,101,349	2,116,888
42	CHART INDUSTRIES, INC.(b)	5,552	7,030
1,300	COMFORT SYSTEMS U.S.A, INC.	108,792	108,095
37,660	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,201,238	788,600
30,063	CREEK & RIVER CO. LTD.(c)	514,917	454,003
14,131	CSW INDUSTRIALS, INC.	1,991,496	1,455,917
543	DXP ENTERPRISES, INC.(b)	12,076	16,632
1,000	ENCORE WIRE CORP.	107,076	103,920
175,698	ENERPAC TOOL GROUP CORP.	3,910,704	3,341,776
41,603	ESAB CORP.	1,553,818	1,820,131
1,082	EXPONENT, INC.	86,295	98,971
1,016	FEDERAL SIGNAL CORP.	29,318	36,170
33,958	FRANKLIN COVEY CO.(b)	1,578,598	1,568,180
120,940	GATES INDUSTRIAL CORP. PLC(b)	1,736,882	1,307,361
25,177	GLOBAL INDUSTRIAL CO.	925,128	850,227
37,830	GMS, INC.(b)	1,757,019	1,683,435
23,050	GORMAN-RUPP (THE) CO.	733,143	652,315
43,170	GRACO, INC.	2,659,190	2,564,730
1,626	GRANITE CONSTRUCTION, INC.	29,417	47,382
200	GREENBRIER (THE) COS., INC.	7,762	7,198
501	GRIFFON CORP.	11,285	14,043
29,641	HARDWOODS DISTRIBUTION, INC.(c)	864,287	650,757
4,923	HILLENBRAND, INC.	201,198	201,646
3,500	HNI CORP.	129,835	121,415
3,704	HUB GROUP, INC., CLASS A(b)	216,286	262,762
6,290	HUNTINGTON INGALLS INDUSTRIES, INC.	1,119,255	1,370,088
80,390	IAA, INC.(b)	3,922,869	2,634,380
9,648	ICF INTERNATIONAL, INC.	840,005	916,560
400	INSTEEL INDUSTRIES, INC.	17,160	13,468
166,594	JELD-WEN HOLDING, INC.(b)	3,537,737	2,430,607
5,664	JOHN BEAN TECHNOLOGIES CORP.	845,362	625,419
490,761	JOHNSON SERVICE GROUP PLC(b)(c)	996,316	595,014
4,384	KADANT, INC.	942,948	799,422
40,114	KARAT PACKAGING, INC.(b)	894,756	684,345
324,723	KNIGHTS GROUP HOLDINGS PLC(c)	633,216	339,945
6,338	KORNIT DIGITAL LTD.(b)(c)	937,597	200,915
600	LINDSAY CORP.	82,128	79,692
69,137	LYFT, INC., CLASS A(b)	1,867,849	918,139
18,083	MASONITE INTERNATIONAL CORP.(b)	2,183,703	1,389,317
10,480	MASTEC, INC.(b)	529,486	750,997
442	MERITOR, INC.(b)	8,413	16,058
10,233	MOOG, INC., CLASS A	537,632	812,398
163,729	MRC GLOBAL, INC.(b)	1,430,526	1,630,741
700	MYR GROUP, INC.(b)	63,868	61,691
213,917	PGT INNOVATIONS, INC.(b)	3,702,968	3,559,579
134,494	RADIANT LOGISTICS, INC.(b)	869,206	997,946
26,395	RED VIOLET, INC.(b)	769,721	502,561
139,290	REV GROUP, INC.	1,480,838	1,514,082
41,820	RUSH ENTERPRISES, INC., CLASS A	1,223,670	2,015,724
15,023	RYDER SYSTEM, INC.	620,362	1,067,534
1,334	STANDEX INTERNATIONAL CORP.	122,936	113,097
466,698	STEELCASE, INC., CLASS A	5,929,211	5,007,670
39,302	STERLING INFRASTRUCTURE, INC.(b)	852,449	861,500
60,274	TEREX CORP.	1,929,563	1,649,699
816	TRIUMPH GROUP, INC.(b)	14,354	10,845
68,543	TRUEBLUE, INC.(b)	1,173,842	1,226,920
3,700	UFP INDUSTRIES, INC.	292,693	252,118
368	UNIFIRST CORP.	62,958	63,362
135,011	UPWORK, INC.(b)	5,917,313	2,792,028
40,054	VA-Q-TEC A.G.(b)(c)(d)	1,267,735	510,411
See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
43,314	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	$ 4,059,517	3,555,213
36,119	WILLDAN GROUP, INC.(b)	1,459,945	996,162
23,860	WOODWARD, INC.	2,081,009	2,206,811
		92,505,864	77,506,525	21.49%
Information Technology:
1,900	ADTRAN, INC.	34,974	33,307
1,342	ADVANCED ENERGY INDUSTRIES, INC.	90,367	97,939
172,721	AGILETHOUGHT, INC.(b)	1,132,025	892,968
1,100	AGILYSYS, INC.(b)	40,655	51,997
1,650	ALARM.COM HOLDINGS, INC.(b)	94,821	102,069
101,878	ARLO TECHNOLOGIES, INC.(b)	896,146	638,775
10,537	ASPEN TECHNOLOGY, INC.(b)	1,919,309	1,935,436
61,386	AVNET, INC.	2,189,189	2,632,232
2,901	AXCELIS TECHNOLOGIES, INC.(b)	164,520	159,091
937	BADGER METER, INC.	59,401	75,794
60,599	BELDEN, INC.	2,197,952	3,228,109
2,504	BENCHMARK ELECTRONICS, INC.	50,443	56,490
1,900	CALAMP CORP.(b)	10,541	7,923
54,730	CAMBIUM NETWORKS CORP.(b)	1,346,334	801,794
234,015	CELESTICA, INC.(b)(c)	1,834,653	2,274,626
400	CERENCE, INC.(b)	12,035	10,092
25,755	CEVA, INC.(b)	1,184,601	864,338
46,454	CODA OCTOPUS GROUP, INC.(b)	375,695	232,270
11,432	CONSENSUS CLOUD SOLUTIONS, INC.(b)	522,824	499,350
27,966	COUPA SOFTWARE, INC.(b)	4,019,234	1,596,859
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	97,815
3,300	CTS CORP.	98,658	112,365
40,770	DIGI INTERNATIONAL, INC.(b)	848,016	987,449
56,378	DIGITAL TURBINE, INC.(b)	1,071,900	984,924
48,505	DOLBY LABORATORIES, INC., CLASS A	4,175,855	3,471,018
23,931	EBIX, INC.	801,833	404,434
40,049	ELASTIC N.V.(b)	4,508,160	2,710,116
1,772	EVERTEC, INC.	52,025	65,351
2,042	EXLSERVICE HOLDINGS, INC.(b)	279,750	300,848
7,800	EXTREME NETWORKS, INC.(b)	76,718	69,576
5,667	FABRINET(b)(c)	581,762	459,594
11,089	FARO TECHNOLOGIES, INC.(b)	730,513	341,874
4,843	FORMFACTOR, INC.(b)	172,943	187,569
29,590	GRID DYNAMICS HOLDINGS, INC.(b)	893,923	497,704
3,535	HARMONIC, INC.(b)	19,482	30,648
33,422	I3 VERTICALS, INC., CLASS A(b)	772,548	836,218
17,058	IMPINJ, INC.(b)	924,911	1,000,793
48,195	ITURAN LOCATION AND CONTROL LTD.(c)	1,277,707	1,180,296
134,634	KALEYRA, INC.(b)(c)(d)	1,294,132	274,653
444	LIVERAMP HOLDINGS, INC.(b)	12,148	11,460
99,142	LUNA INNOVATIONS, INC.(b)	869,502	577,998
2,420	MAXLINEAR, INC.(b)	66,304	82,232
20,760	MKS INSTRUMENTS, INC.	2,613,578	2,130,599
51,461	NAPCO SECURITY TECHNOLOGIES, INC.(b)	1,103,175	1,059,582
15,433	ONTO INNOVATION, INC.(b)	674,739	1,076,297
214,973	PARK CITY GROUP, INC.(b)	1,185,108	945,881
1,069	PERFICIENT, INC.(b)	88,125	98,017
233,588	PIVOTREE, INC.(b)(c)(d)	756,723	598,850
37,638	PLEXUS CORP.(b)	2,798,098	2,954,583
842	POWER INTEGRATIONS, INC.	61,926	63,158
19,358	PROGRESS SOFTWARE CORP.	867,982	876,917
29,730	RACKSPACE TECHNOLOGY, INC.(b)	282,867	213,164
63,116	RADWARE LTD.(b)(c)	2,129,717	1,367,724
339	ROGERS CORP.(b)	64,334	88,848
3,248	SANMINA CORP.(b)	119,288	132,291
64,643	SCANSOURCE, INC.(b)	2,476,155	2,012,983
10,348	SHOTSPOTTER, INC.(b)	373,994	278,465
9,982	SILICON MOTION TECHNOLOGY CORP. ADR(c)(f)	696,151	835,493
3,873	SITIME CORP.(b)	839,350	631,415
3,500	SMART GLOBAL HOLDINGS, INC.(b)	81,047	57,295
2,583	SPS COMMERCE, INC.(b)	211,089	292,008
36,994	SUPER MICRO COMPUTER, INC.(b)	1,050,212	1,492,708
See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
5,905	TTM TECHNOLOGIES, INC.(b)	$ 68,078	73,812
9,874	TUCOWS, INC., CLASS A(b)(c)(d)	759,716	439,492
45	ULTRA CLEAN HOLDINGS, INC.(b)	1,157	1,340
6,574	UPLAND SOFTWARE, INC.(b)	170,604	95,454
41,254	VEECO INSTRUMENTS, INC.(b)	887,018	800,328
8,414	VIA OPTRONICS A.G.(b)(c)(f)	56,063	17,838
9,526	VIAVI SOLUTIONS, INC.(b)	143,959	126,029
12,414	VONAGE HOLDINGS CORP.(b)	148,402	233,880
51,981	WIX.COM LTD.(b)(c)	8,724,412	3,407,355
5,100	XPERI HOLDING CORP.	57,871	73,593
		67,260,413	53,351,793	14.79%
Materials:
935	ADVANSIX, INC.	29,809	31,266
5,907	ALLEGHENY TECHNOLOGIES, INC.(b)	150,172	134,148
2,000	ARCONIC CORP.(b)	32,527	56,100
71,493	AXALTA COATING SYSTEMS LTD.(b)	1,746,406	1,580,710
1,400	CARPENTER TECHNOLOGY CORP.	40,636	39,074
2,843	CENTURY ALUMINUM CO.(b)	23,030	20,953
394	CLEARWATER PAPER CORP.(b)	13,061	13,250
30,110	H.B. FULLER CO.	1,645,885	1,812,923
25,804	HAYNES INTERNATIONAL, INC.	1,062,257	845,597
3,232	INNOSPEC, INC.	280,480	309,593
165	KAISER ALUMINUM CORP.	13,350	13,050
2,590	KOPPERS HOLDINGS, INC.	65,373	58,638
8,359	LIVENT CORP.(b)	180,194	189,666
400	MATERION CORP.	34,719	29,492
71,033	NEO PERFORMANCE MATERIALS, INC.(c)	905,252	685,939
8,300	O-I GLASS, INC.(b)	104,643	116,200
48,683	OLIN CORP.	839,737	2,253,049
149,039	ORION ENGINEERED CARBONS S.A.(c)	2,025,655	2,314,576
8,703	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	287,809	218,619
8,099	SMITH-MIDLAND CORP.(b)	182,191	113,386
1,154	STEPAN CO.	110,503	116,958
1,800	SYLVAMO CORP.	78,780	58,824
1,206,000	TALON METALS CORP.(b)(c)	571,449	477,828
72,352	TRIMAS CORP.	1,934,694	2,003,427
2,731	WARRIOR MET COAL, INC.	40,793	83,596
		12,399,405	13,576,862	3.76%
Real Estate:
900	AGREE REALTY CORP.	58,428	64,917
422	ALEXANDER & BALDWIN, INC.	8,502	7,575
3,000	AMERICAN ASSETS TRUST, INC.	105,458	89,100
9,103	BRANDYWINE REALTY TRUST	92,099	87,753
3,546	CARETRUST REIT, INC.	59,918	65,388
900	CENTERSPACE	88,254	73,395
145,880	DIAMONDROCK HOSPITALITY CO.(b)	1,152,753	1,197,675
7,106	DIVERSIFIED HEALTHCARE TRUST	13,258	12,933
9,141	ESSENTIAL PROPERTIES REALTY TRUST, INC.	215,438	196,440
3,731	FOUR CORNERS PROPERTY TRUST, INC.	104,085	99,207
4,000	HERSHA HOSPITALITY TRUST(b)	41,505	39,240
7,318	INDEPENDENCE REALTY TRUST, INC.	135,128	151,702
3,481	INDUSTRIAL LOGISTICS PROPERTIES TRUST	71,070	49,012
7,050	ISTAR, INC.	128,052	96,655
9,509	LXP INDUSTRIAL TRUST	115,903	102,127
91	MARCUS & MILLICHAP, INC.	2,538	3,366
2,631	RETAIL OPPORTUNITY INVESTMENTS CORP.	47,243	41,517
12,207	RPT REALTY	144,799	119,995
2,700	SAFEHOLD, INC.	123,274	95,499
10,385	SERVICE PROPERTIES TRUST	64,144	54,314
15,493	UNITI GROUP, INC.	163,782	145,944
1,200	UNIVERSAL HEALTH REALTY INCOME TRUST	71,453	63,852
3,957	VERIS RESIDENTIAL, INC.(b)	66,981	52,391
7,244	WASHINGTON REAL ESTATE INVESTMENT TRUST	157,298	154,370
		3,231,363	3,064,367	0.85%
Utilities:
2,270	AMERICAN STATES WATER CO.	176,622	185,028
See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont'd):
687	AVISTA CORP.	$ 29,108	29,891
2,247	CALIFORNIA WATER SERVICE GROUP	113,396	124,821
744	CHESAPEAKE UTILITIES CORP.	66,089	96,385
769	NORTHWEST NATURAL HOLDING CO.	35,202	40,834
3,098	SOUTH JERSEY INDUSTRIES, INC.	69,473	105,766
		489,890	582,725	0.16%
	Sub-total Common Stocks:	419,345,380	348,443,533	96.60%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(g)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
1,642,430	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(d)	1,642,430	1,642,430
11,833,638	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 1.11%(h)	11,833,638	11,833,638
	Sub-total Short-Term Investments:	13,476,068	13,476,068	3.74%
	Grand total	$ 432,821,648	361,919,601	100.34%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2022, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 11.44% of net assets.
(d)	Investment relates to cash collateral received from portfolio securities loaned.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of this security is determined by valuations supplied by a pricing service or broker, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.39% of net assets as of June 30, 2022.
(g)	Security has been deemed worthless and is a Level 3 investment.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,636,090 with net sales of $4,802,452 during the six months ended June 30, 2022.
See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
June 30, 2022 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
160,152	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$ 1,559,490	1,774,484
91,834	BLACKROCK MUNICIPAL INCOME FUND INC			1,105,339	1,093,743
44,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			598,353	547,390
114,491	BLACKROCK MUNIHOLDINGS FUND INC			1,771,610	1,452,891
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	617,793
93,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,189,521	1,035,626
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,077,148
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	652,971
101,396	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,299,428	1,161,998
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,381,383
12,559	BLACKROCK MUNIYIELD QUALITY FUND INC			173,142	159,374
52,628	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			382,238	327,346
183,432	DWS MUNICIPAL INCOME TRUST			2,072,953	1,724,261
176,750	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,960,269	1,668,520
159,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,939,405	1,646,654
111,237	INVESCO MUNICIPAL TRUST			1,372,374	1,130,168
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,280	576,210
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,324,574	1,943,718
70,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			898,029	738,922
96,437	INVESCO VALUE MUNICIPAL INCOME TRUST			1,468,281	1,241,144
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,215,971	1,093,820
345,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,713,175	4,064,995
81,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,258,443	1,032,355
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	1,027,202
320,957	NUVEEN QUALITY MUNICIPAL INCOME FUND			4,690,416	4,002,334
	Sub-total Closed-End Funds:			38,947,732	34,172,450	5.14%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	397,615
965,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	965,000	764,926
				1,465,000	1,162,541	0.17%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	7,000
				350,000	7,000	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,239,270	1,316,088
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,716	1,360,825
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2051	6.00	400,000	374,044
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	719,807	659,541
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	555,318	401,774
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	907,683	932,185
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	514,556	522,665
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	987,651	1,020,754
600,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	600,000	603,770
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	8,194	10,039
500,000	TEMPE AZ	1/1/2029	5.00	507,888	507,328
395,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	394,572	386,127
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	501,973	478,315
				8,574,628	8,573,455	1.29%
Arkansas
985,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	985,000	728,385
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	974,630	986,830
				1,959,630	1,715,215	0.26%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	2,056,117	2,508,236
See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	$ 1,004,170	1,038,014
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	747,941	1,054,173
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	650,000	594,470
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	525,196	463,068
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	522,145	455,837
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,488,206	1,702,996
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	752,963	758,272
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	996,552	1,227,618
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,355	1,139,380
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,057	1,336,529
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,415	752,811
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	993,815	1,280,760
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,560	1,427,929
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,491,162	1,758,090
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,482,008	3,659,882
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,155	1,204,220
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,005,386	1,132,257
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,768	812,707
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,999,228	2,537,519
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,291	1,160,700
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,004,414	1,053,708
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	1.63	350,000	310,307
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	500,711
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,494,521	1,504,418
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,007,845	1,022,782
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,574
2,110,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,108,711	2,360,371
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,485,786	1,498,049
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	788,816	973,214
				33,696,583	37,730,602	5.68%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	976,226	857,661
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,015,124	893,017
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,243	632,105
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	875,427	716,570
1,400,000	COLLIERS HILL MET DIST #2 CO	12/15/2047	6.00	1,400,000	1,198,660
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,626	1,001,483
600,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	5/15/2030	3.50	600,000	546,449
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,299,012	1,273,198
735,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	5/15/2049	5.00	779,624	625,365
1,000,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2050	4.00	1,047,764	851,149
1,670,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	5/15/2058	5.00	1,722,984	1,358,528
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	990,734	1,014,253
See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	$ 777,555	691,227
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,475,841	1,406,014
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,117,958
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,047,357	934,949
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,000,826
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	965,819
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	515,880	475,723
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	945,412	836,725
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	590,225
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	376,966
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(d)	12/1/2051	0.00	1,652,413	1,300,674
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,665	985,318
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	784,730	673,773
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	505,298
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
650,000	PEAK MET DIST #1 CO(b)	12/1/2051	5.00	675,209	568,748
550,000	RAINDANCE MET DIST #2 CO	12/1/2039	5.00	588,154	526,304
1,400,000	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,347,851	1,037,697
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	533,172	432,705
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,044,795	939,377
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,042,574	929,590
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,601	970,843
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	828,328
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	837,256
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	778,570
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,067,764	984,050
				36,100,922	31,707,401	4.77%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	500,000	483,132
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	512,707	488,225
180,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	180,000	178,064
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	498,220
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,029,609	1,878,437
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	590,622	129,808
650,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2051	4.00	660,835	526,800
				4,973,773	4,182,686	0.63%
District of Columbia
1,500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,506,224	1,519,626
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	500,690
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,002,622
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,828
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	628,314	645,864
1,000,000	DIST OF COLUMBIA REVENUE	2/28/2029	5.00	1,089,045	1,071,194
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,101,607	1,171,890
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,654,850
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	989,879
				11,325,190	10,557,443	1.59%
See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	$ 1,025,568	1,035,183
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	578,841	448,429
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	387,638
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,017,062	815,195
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	989,851	1,033,872
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	515,221
175,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	175,000	179,361
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,426,248
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	561,002	387,263
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	516,207	431,506
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	1,524,603	1,247,838
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	471,929	321,551
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	750,000	465,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	12/1/2035	6.75	1,745,953	525,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	7/1/2037	6.75	750,000	217,500
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,010	715,604
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	517,305	409,575
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,095	941,819
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2026	7.25	750,000	480,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2044	8.13	1,913,765	1,120,000
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,003,185	1,031,591
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,022,431	815,310
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	956,811
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	840,406	652,011
475,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	475,000	470,617
605,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	605,000	618,381
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,293,336	1,348,264
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	944,922	875,013
460,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(g)	7/1/2042		478,179	434,230
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	453,684
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	910,351
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,036,028	1,912,516
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,485,776	1,102,408
285,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	285,000	282,304
135,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	135,000	135,552
785,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	785,000	794,680
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	1,000,000	851,132
595,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	595,000	593,859
See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
2,375,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	$ 2,375,000	1,673,271
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,500,000	1,522,193
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,044,404	841,305
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	959,450
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,036	563,359
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,867	550,458
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	703,863
1,000,000	HOLLYWOOD BEACH FL CMNTY DEV DIST REVENUE	10/1/2045	4.00	1,091,923	897,852
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,344	811,352
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,351	655,302
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	905,915
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	596,217	514,260
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,708	459,657
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	383,743	337,851
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,811	235,871
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	709,348
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,002,751
1,100,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,100,000	1,099,309
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,331	746,066
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,153	748,720
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	689,636
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,000,487
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,839	475,867
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	831,662
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	520,298
340,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	335,296	305,215
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	925,979	773,402
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,523,634	1,177,113
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,109,344
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	991,101
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	10/1/2052	5.25	1,020,079	938,122
180,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	180,000	182,098
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,015	440,299
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	741,745	731,837
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,445	304,702
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	517,697	407,306
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	516,006	505,417
210,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	210,000	217,261
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,023,929
See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	$ 500,000	511,383
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,403,069	1,419,818
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	506,699	505,333
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,016,403	1,030,903
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	765,437	782,912
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,041,649	1,057,833
5,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	5,000	4,962
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,262,871	1,192,814
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,027,881	827,070
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,864,493	2,176,622
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	512,019	482,008
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	996,193	988,775
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	732,883	571,544
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,327	418,486
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,341	409,340
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	542,152	504,398
595,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	590,277	598,944
535,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	533,363	477,054
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	421,990
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,995,573	1,902,056
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	720,116	594,894
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,538	890,551
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,196,914	1,920,553
830,000	SEMINOLE CNTY FL INDL DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2051	4.00	917,568	654,713
1,000,000	SEMINOLE FL IMPT DIST UTILS REVENUE	10/1/2037	5.30	1,000,000	999,910
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,545	149,281
600,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	631,320	498,277
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	76,971
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	465,010
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	97,159	90,807
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,427,610	1,449,998
1,500,000	TOLOMATO FL CDD	5/1/2040	4.00	1,698,497	1,423,719
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,058,715	814,611
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	701,359
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,945	339,323
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,111	988,099
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,817	506,066
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,320,967
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	785,231	609,356
See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
910,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	$ 915,049	774,807
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	651,950	661,877
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,727	790,073
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,453	943,933
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,812	742,407
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	147,392
				103,684,558	90,744,967	13.66%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	502,964	508,977
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,410,600	1,222,934
1,155,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	1,155,000	1,155,926
190,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	190,000	189,013
1,365,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	1,365,000	1,351,045
990,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	990,440	989,268
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.85	1,000,000	947,308
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,843	1,916,058
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	892,212
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,433,172
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE(b)	5/1/2042	5.40	500,000	506,425
				11,695,847	11,112,338	1.67%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	121,246
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	496,372
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	639,061
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,028,446	762,735
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	716,523
				3,472,811	2,735,937	0.41%
Illinois
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,530,137	1,555,254
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,256,505	1,269,940
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,013,092	1,065,756
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,030,296	1,017,839
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,192	1,011,743
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,032,389	1,028,049
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	768,063	708,356
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	9,555
500,000	DECATUR IL	3/1/2034	5.00	503,970	522,205
830,000	EVANSTON ILL EDL FAC REVENUE(b)	4/1/2041	4.38	828,396	658,738
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,495,093	1,517,476
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	510,467
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,019,510
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	677,004	688,327
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,858	494,553
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2037	5.25	497,423	488,860
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	759,844	778,313
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	507,652	436,508
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,412,594	1,213,895
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2042	5.38	498,466	488,332
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,547,799	1,434,932
See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	$ 1,000,000	837,669
2,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2061	3.00	2,000,000	1,448,235
5,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	5,000	5,000
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,052,511	1,057,683
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,531,806	1,564,945
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	511,005	538,534
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	825,422
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,006,209	1,051,225
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,089,306	1,085,355
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	350,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	513,920	503,014
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	504,509	505,861
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	751,372
325,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	325,000	48,750
180,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	179,852	179,708
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,202	726,861
685,000	WESTMONT IL PARK DIST(h)	12/1/2031	0.00	394,744	417,488
685,000	WESTMONT IL PARK DIST(h)	12/1/2033	0.00	345,345	365,996
				32,967,853	30,181,726	4.54%
Indiana
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,012,134
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,539,169	1,529,711
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	771,366	633,679
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	990,055	1,059,599
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,719,722	1,257,602
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	509,049	524,521
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,020,694	1,007,676
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,332,020
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	533,446
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,872	622,980
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,001,563	1,023,296
				11,258,760	10,536,664	1.59%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,578,588	1,491,017
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,677,591	1,395,103
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,106,594	741,609
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	974,803
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	516,914	498,283
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,021,580	1,031,149
				6,901,267	6,131,964	0.92%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,020,299	1,075,801
1,000,000	MANHATTAN KS SALES TAX SPL OBLG REVENUE	6/1/2027	4.00	998,641	985,651
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,004	837,784
1,500,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,485,123	1,436,791
				4,434,067	4,336,027	0.65%
Kentucky
305,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	302,571	304,939
				302,571	304,939	0.05%
See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	$ 604,770	541,476
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,063,434	823,376
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,002,653	1,031,486
1,000,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	1,000,000	974,443
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	922,092
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	671,744	651,861
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,007,530	1,015,379
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	722,817
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,051,763	868,402
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	611,162
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	722,650
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	657,755
1,250,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,250,000	963,951
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	517,133	515,932
350,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	1.65	350,000	346,873
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	754,130	755,905
				13,473,157	12,125,560	1.83%
Maine
925,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	925,000	917,202
				925,000	917,202	0.14%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,606
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	729,604
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	1,054,054	1,058,997
1,000,000	MARYLAND ST ECON DEV CORP PRIV ACTIVITY REVENUE	11/12/2028	5.00	1,055,102	1,052,266
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,223,062	1,149,270
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	521,144
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	545,000	534,230
				5,877,218	5,546,117	0.83%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	3,104,754
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	736,051	737,051
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,513,537	1,622,080
See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont'd):
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	$ 955,378	990,563
400,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	403,356	392,413
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	880,802
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,446,719	1,263,432
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,709,336	1,207,623
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	268,294
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	273,540
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,012,582
2,210,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,210,000	2,202,447
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2046	2.80	2,000,000	1,525,266
500,000	ROWLEY MA	5/1/2027	4.00	500,000	500,933
				18,009,377	15,981,780	2.41%
Michigan
95,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	93,926	95,096
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	527,789	459,860
775,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	769,329	650,438
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	653,107	523,305
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,402	720,031
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	503,581	504,179
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	1,858,370
600,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2042	3.75	600,000	568,261
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,587,701
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2044	3.25	1,430,625	1,287,730
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,053,651	845,175
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,314,507	1,916,811
405,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	405,000	386,917
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,877,798	3,686,422
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,399,453
375,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	375,000	375,278
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	761,804	787,249
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	831,218	678,036
				25,943,737	21,330,312	3.21%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,279	580,481
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	933,645
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,440	997,132
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	2,075,143	2,086,459
5,000,000	MINNESOTA ST HSG FIN AGY(e)(i)	1/1/2041	0.90	5,000,000	5,000,000
1,000,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	804,534	752,915
2,015,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,915,379	1,719,392
				12,696,775	12,070,024	1.82%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	411,803
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	931,714
See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Mississippi (Cont'd):
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	$ 2,000,000	1,572,050
				3,500,000	2,915,567	0.44%
Missouri
450,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	445,716	384,442
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,877	14,653
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	897,957	544,568
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,012,810	962,007
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	912,472	1,011,590
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,063,041	1,647,846
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	1,000,000	851,527
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.40	1,000,000	1,025,748
560,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	560,000	553,123
330,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	330,000	290,410
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	750,560	687,508
				9,369,433	7,973,422	1.20%
Montana
715,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	715,000	704,408
340,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	340,000	341,682
475,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	475,000	479,027
560,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	560,000	561,412
275,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	275,373	277,259
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	800,473
1,000,000	MONTANA ST BRD OF HSG SF MTGE	6/1/2052	4.55	1,000,000	1,015,320
				4,365,373	4,179,581	0.63%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
1,750,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,750,000	1,759,205
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	162,751
				2,075,000	1,928,596	0.29%
Nevada
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2044	3.25	1,000,000	850,749
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	921,279
455,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	455,000	451,176
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,095,600
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,709	513,983
				4,690,709	3,832,787	0.58%
New Hampshire
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,432,029
				1,500,000	1,432,029	0.22%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,047,766	1,007,340
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	526,290	520,063
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	782,846	758,334
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,493,517	2,390,990
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	967,140	956,281
See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	$ 988,599	918,778
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,002,104
2,765,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,765,000	2,721,808
1,250,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,250,000	876,157
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,777	822,559
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	504,484	515,287
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,111,373	921,181
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	703,529	699,967
				15,017,321	14,110,849	2.12%
New Mexico
1,085,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,085,000	1,072,791
600,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	600,000	591,373
2,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	2,000,000	1,861,327
500,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	500,000	494,882
655,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	655,941	640,582
1,500,000	NEW MEXICO ST MTGE FIN AUTH	1/1/2049	4.00	1,515,478	1,521,108
745,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	745,000	641,990
685,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	685,000	679,917
1,420,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,453,794	1,158,262
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	717,090
2,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	2,000,000	1,500,458
2,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	2,000,000	1,476,706
				14,230,213	12,356,486	1.86%
New York
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	751,087	758,682
500,000	MET TRANSPRTN AUTH NY REVENUE	11/15/2027	5.00	508,148	506,092
660,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	600,943	600,272
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,001,163
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,983	568,457
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,802,148
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	886,318
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	925,464
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,500,485
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	1,376,312
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,028,521	2,043,240
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	986,124
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	967,727
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	934,534
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,466,764
600,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2056	2.95	600,000	421,191
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,455,176
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	506,490
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	3,803,413
1,005,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	1,005,000	806,173
300,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	300,000	299,169
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,206,958
See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	$ 975,277	693,062
3,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,500,000	2,936,091
1,095,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,095,000	1,071,011
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,413,417
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	986,124
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,624	1,213,132
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	7/1/2029	3.60	650,000	590,100
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	682,245	563,449
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,374	394,310
				41,041,959	35,683,048	5.37%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,067,311	1,090,729
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,753,088
260,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	257,461	236,985
610,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	615,002	605,224
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,278,120
355,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	355,000	359,179
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,061,893	1,052,397
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,669	592,729
				8,203,336	7,968,451	1.20%
North Dakota
455,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	456,081	389,812
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	985,000	870,698
980,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	980,000	755,592
1,000,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,050,888	1,014,261
				3,471,969	3,030,363	0.46%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	414,029
950,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	969,489	731,943
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,578,199	1,479,892
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,958	1,776,126
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(f)	12/1/2037	6.50	750,000	240,000
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,532,266	1,547,825
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,033,057	1,511,026
535,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	485,865	523,539
4,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	4,000,000	3,136,093
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	4.55	1,000,000	1,010,505
520,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	520,000	515,841
660,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	660,000	650,080
See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont'd):
3,725,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	$ 3,750,949	2,732,845
2,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	2,000,000	1,485,719
1,000,000	OHIO ST HSG FIN AGY RSDL MTGEREVENUE	3/1/2052	5.00	1,055,416	1,059,123
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,000,000	1,000,037
				23,878,199	19,814,623	2.98%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,181,474	1,944,318
				2,181,474	1,944,318	0.29%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	950,331
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	501,708	476,541
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,007,831	1,013,020
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	502,051	500,753
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,004,603
505,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	505,000	504,824
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	929,096
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,811,811	1,467,750
785,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	785,000	772,290
1,240,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,251,247	1,187,245
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,291	872,333
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	735,703	534,073
				12,036,492	11,212,859	1.69%
Pennsylvania
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	2.23	375,000	357,282
200,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	199,969	200,069
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	516,827	521,227
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,259,749	1,295,964
900,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	901,593	754,570
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,276,635
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,031,753	936,106
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	2.18	500,000	433,490
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,685,793
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,037,561	819,195
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	857,437
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,392,835
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	746,632	738,598
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2037	4.60	1,496,653	1,554,355
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2042	3.00	1,044,611	796,260
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,044,064	1,034,667
See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont'd):
100,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	$ 100,000	102,811
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,988	767,601
				17,380,400	15,524,895	2.34%
Rhode Island
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	749,954
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP REVENUE	4/1/2045	2.80	1,019,778	775,286
995,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	986,286	951,009
				2,756,064	2,476,249	0.37%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,522	614,631
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	746,674
1,000,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	1,000,000	927,957
1,155,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,155,000	957,571
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	687,474	496,818
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	880,037
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,018,891	1,020,151
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,416,089	1,474,544
				7,674,976	7,118,383	1.07%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,564,362
				2,000,000	1,564,362	0.24%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(f)	6/1/2027	6.50	1,000,000	270,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	611,751
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,467	1,297,573
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,965	2
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	6
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	-	1
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	968,788
480,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	480,612	480,088
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,741,384
545,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	545,000	534,469
480,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	480,000	472,053
1,300,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	1,306,846	1,296,603
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	2,869,366	2,179,100
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.55	1,000,000	758,976
665,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	665,000	655,239
1,160,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,160,000	1,166,976
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	2,000,000	1,483,222
See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
280,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	$ 280,000	277,203
				18,421,118	15,193,434	2.29%
Texas
1,250,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,202,715	841,034
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	674,217	671,228
755,000	BEXAR CNTY TX HSG FIN CORP(j)	2/1/2035	3.75	755,000	757,895
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,002,627	2,008,450
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,427	772,585
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	639,927	641,290
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,002,038	1,024,502
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,353,480	1,350,065
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	352,787
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,304	509,357
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,532,921	1,524,061
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,013,932	1,059,236
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,399,489	1,586,717
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,142,564	1,509,221
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,006,231	1,045,632
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,501,240	1,509,569
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	747,657	751,970
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,006,507	1,004,812
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	273,000	180,180
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,645	1,099,636
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,486,935	1,487,280
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,499,835
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,004,775	950,672
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	755,549	711,682
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,929	456,170
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,116,768	843,939
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,142,693	853,688
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(e)(k)	11/15/2061	2.00	1,000,000	541,378
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	683,513	645,880
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)(h)	12/1/2025	0.00	1,000,000	1,076,523
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	636,038	354,750
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,114,324	1,127,257
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2051	5.00	1,990,000	1,941,510
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,937	836,904
550,000	SAN ANTONIO TX EDU FACS CORP REVENUE	10/1/2041	5.00	579,962	483,682
See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	$ 1,010,105	1,013,855
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,011,484	1,028,547
390,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	397,308	393,165
1,875,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	1,907,689	1,728,333
715,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	724,264	719,350
2,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,703,677	2,713,166
490,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	494,423	361,153
6,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	6,123,667	4,726,921
1,000,000	TEXAS ST MUNI PWR AGY REVENUE	9/1/2046	3.00	1,032,068	802,354
				52,035,029	47,498,221	7.15%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,108	773,302
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,774	673,330
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,032,764	1,453,575
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	401,614
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,026,792	1,027,873
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	900,000	859,717
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,404	759,849
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2032	5.25	1,000,000	1,010,316
45,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	45,000	45,059
1,000,000	UTAH ST INFRASTRUCTURE AGY TELECOMMUNICATIONS FRANCHISE & SA	10/15/2042	4.25	1,007,623	1,000,849
				9,294,465	8,005,484	1.21%
Vermont
1,000,000	VERMONT ST ECON DEV AUTH MTGE REVENUE	5/1/2045	4.00	1,067,963	784,392
545,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	540,499	527,920
				1,608,462	1,312,312	0.20%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	500,738
1,000,000	HENRICO CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	10/1/2047	5.00	1,094,875	1,025,022
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(h)	9/1/2041	0.00	173,930	22,112
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	9/1/2041	5.63	373,459	157,470
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,001,962
1,000,000	VIRGINIA ST HSG DEV AUTH	6/1/2042	4.00	1,000,000	988,046
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,013,254	1,011,186
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	676,962
1,000,000	VIRGINIA ST HSG DEV AUTH	3/1/2052	3.25	1,000,000	790,966
				7,155,518	6,174,464	0.93%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,593	748,663
350,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	350,000	365,440
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,470,111	1,327,892
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,034,159	880,578
See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont'd):
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	$ 1,030,359	1,018,281
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	485,750	330,266
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	772,660	806,572
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	506,497	496,482
940,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	926,508	917,579
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,215	1,305,270
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,185,959
430,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	431,156	441,558
1,000,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2031	5.00	1,000,969	987,755
750,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2031	5.00	777,983	739,861
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	678,093
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	620,167	569,301
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	528,756	520,171
				14,293,883	13,319,721	2.01%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,507,306
500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2042	4.00	500,000	494,616
2,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	2,000,000	1,455,023
				4,000,000	3,456,945	0.52%
Wisconsin
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2046	0.00	1,730	390
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2047	0.00	1,847	406
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2048	0.00	1,756	383
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2049	0.00	1,690	363
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2050	0.00	1,614	336
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2051	0.00	1,702	350
446,245	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(e)(f)(k)	7/1/2051	3.75	443,916	225,542
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2052	0.00	1,683	336
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2053	0.00	1,614	318
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2054	0.00	1,556	300
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2055	0.00	1,492	283
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2056	0.00	1,432	269
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(f)	7/1/2056	5.50	104,505	63,610
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2057	0.00	2,189	257
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2058	0.00	1,333	243
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2059	0.00	1,289	231
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2060	0.00	1,247	217
See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2061	0.00	$ 1,200	204
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2062	0.00	1,161	193
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2063	0.00	1,117	182
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2064	0.00	1,082	174
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2065	0.00	1,050	164
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2066	0.00	1,020	152
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(h)	1/1/2067	0.00	12,060	1,792
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	524,622	489,927
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,056,847	1,010,631
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	972,098
195,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	195,495	199,602
1,250,000	PUBLIC FIN AUTH WI REVENUE	6/1/2028	3.00	1,250,000	1,116,961
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(f)	11/1/2028	6.25	1,250,000	1,071,121
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	990,394	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(f)	12/1/2048	5.50	13,694	6,847
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,724,200	1,366,756
695,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	694,220	700,631
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	528,949	463,301
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	727,744	684,851
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,417,032	1,356,549
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,413,196	1,449,907
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	672,258	605,003
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,473,438	1,375,556
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,227,432
500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2035	3.88	500,000	491,705
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2040	4.00	1,000,000	989,827
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2051	2.85	1,000,000	751,850
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	5/1/2055	4.15	1,500,000	1,420,343
				21,023,374	18,662,593	2.81%
Wyoming
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,615,000	1,612,312
				1,615,000	1,612,312	0.24%
	Sub-total Municipal Bonds:			654,908,491	589,994,254	88.83%
Short-Term Investments:
35,068,469	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 1.11%(l)			35,068,469	35,068,469
	Sub-total Short-Term Investments:			35,068,469	35,068,469	5.28%
	Grand total			$ 728,924,692	659,235,173	99.25%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(f)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to $4,227,164 or 0.64% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/46 - 1/1/67	3/26/18-3/8/22	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/28 - 12/1/48	4/3/17-3/26/19	13,694 - 1,250,000

(g)	When-Issued Security. Coupon rate is not in effect at June 30, 2022.
(h)	Zero coupon bond.
(i)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(j)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(k)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(l)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $28,762,724 with net purchases of $6,305,745 for the six months ended June 30, 2022.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	14.52%
Illinois	10.44
Texas	7.60
California	6.04
New York	5.71
Colorado	5.07
Michigan	3.41
Ohio	3.17
Wisconsin	2.99
Massachusetts	2.56
Other	38.49
100.00%
See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
At June 30, 2022, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	999	$(118,413)	Short	9/22	$(1,220)
U.S. Treasury Long Bond	186	(25,784)	Short	9/22	(556)
2-Year U.S. Treasury Note	338	(70,985)	Short	10/22	24
5-Year U.S. Treasury Note	604	(67,799)	Short	10/22	(263)
					$(2,015)
See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2022 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.(b)	$ 331,893	362,791
68,309	AGL ENERGY LTD.	300,168	388,990
89,441	APA GROUP	554,557	695,772
2,554	ASX LTD.	51,631	144,046
14,312	ATLASSIAN CORP. PLC, CLASS A(c)	4,935,807	2,682,069
224,900	AURIZON HOLDINGS LTD.	585,735	589,901
19,807	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	188,757	301,189
445,000	BEACH ENERGY LTD.	647,241	529,853
179,910	BGP HOLDINGS PLC(c)(d)	-	-
31,271	BHP GROUP LTD.	760,539	890,373
37,600	BLUESCOPE STEEL LTD.	301,071	412,659
17,400	BRAMBLES LTD.	64,294	128,631
100,800	CEDAR WOODS PROPERTIES LTD.	386,207	256,044
971	COCHLEAR LTD.	35,894	133,175
19,339	COLES GROUP LTD.	154,507	237,741
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	696,027
10,780	COMPUTERSHARE LTD.	137,330	183,344
39,505	CSL LTD.	2,898,613	7,336,816
14,184	DEXUS	62,970	86,940
649,200	EMECO HOLDINGS LTD.	351,482	291,272
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,175,886
22,072	GOODMAN GROUP	76,819	271,796
1,039,600	GRANGE RESOURCES LTD.	584,855	907,744
132,948	HUB24 LTD.	2,152,522	1,860,124
193,100	INGHAMS GROUP LTD.	550,899	343,881
26,295	INSURANCE AUSTRALIA GROUP LTD.	61,991	79,135
3,157	LENDLEASE CORP. LTD.	10,919	19,852
30,856	LOTTERY (THE) CORP. LTD.(c)	66,314	96,269
7,819	MACQUARIE GROUP LTD.	175,414	887,871
174,400	METCASH LTD.	556,523	510,410
573,700	MOUNT GIBSON IRON LTD.	260,031	213,838
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	846,457
403,300	NEW HOPE CORP. LTD.	712,713	963,187
6,630	NEWCREST MINING LTD.	50,227	95,600
8,784	ORICA LTD.	76,517	95,616
32,142	ORIGIN ENERGY LTD.	104,076	127,126
378,300	PACT GROUP HOLDINGS LTD.	787,238	471,324
85,475	PEXA GROUP LTD.(c)	1,060,475	819,498
163,644	QANTAS AIRWAYS LTD.(c)	344,934	504,910
2,805	RAMSAY HEALTH CARE LTD.	60,296	141,804
18,171	RIO TINTO LTD.	570,958	1,288,118
166,442	SANTOS LTD.	487,263	852,459
186,510	SCENTRE GROUP	296,462	333,433
22,739	SEEK LTD.	233,310	329,608
47,700	SMARTGROUP CORP. LTD.	210,386	201,171
39,820	SONIC HEALTHCARE LTD.	470,951	907,305
57,859	SOUTH32 LTD.	37,235	157,352
75,800	SUPER RETAIL GROUP LTD.	517,213	444,205
30,856	TABCORP HOLDINGS LTD.	13,522	22,683
13,099	TRANSURBAN GROUP	36,728	130,018
12,261	TREASURY WINE ESTATES LTD.	49,081	96,057
462,400	VICINITY CENTRES	579,585	585,680
418	WESFARMERS LTD.	9,952	12,092
11,861	WOODSIDE ENERGY GROUP LTD.	219,429	260,676
		25,171,952	32,400,818	3.88%
Austria:
15,700	BAWAG GROUP A.G.(c)(e)	600,064	660,745
1,821	ERSTE GROUP BANK A.G.	28,050	46,181
313	STRABAG S.E. (BEARER)	5,505	13,301
57,900	TELEKOM AUSTRIA A.G.(c)	422,512	385,295
631	UBM DEVELOPMENT A.G.	28,973	22,681
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	497,891
See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
23,500	WIENERBERGER A.G.	$ 561,499	504,357
		2,242,522	2,130,451	0.26%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	328,979
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	544,309
19,000	BPOST S.A.	195,697	112,199
102,700	ECONOCOM GROUP S.A./N.V.	381,201	359,466
623	ELIA GROUP S.A./N.V.	70,644	88,268
46,826	GROUPE BRUXELLES LAMBERT S.A.	4,140,880	3,910,002
4,347	KBC GROUP N.V.	101,356	243,898
21,394	ONTEX GROUP N.V.(c)	501,601	167,476
13,300	TELENET GROUP HOLDING N.V.	551,801	276,107
14,300	TESSENDERLO GROUP S.A.(c)	622,327	452,568
1,080	UCB S.A.	30,239	91,267
1,502	UMICORE S.A.	44,422	52,446
		7,043,624	6,626,985	0.79%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(c)	274,164	242,547
184,550	CI&T, INC., CLASS A(c)	2,442,433	1,862,110
704,397	EMPREENDIMENTOS PAGUE MENOS S/A(c)	1,018,233	585,489
323,208	GRUPO SBF S.A.	1,440,334	1,169,081
2,149,741	MAGAZINE LUIZA S.A.(c)	2,133,244	961,200
178,462	TELEFONICA BRASIL S.A. ADR(b)(f)	1,952,442	1,616,866
106,600	VIBRA ENERGIA S.A.	500,792	340,366
		9,761,642	6,777,659	0.81%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	92,756
219,076	ALIMENTATION COUCHE-TARD, INC.	6,701,109	8,545,530
120,200	ARTIS REAL ESTATE INVESTMENT TRUST	1,113,282	1,098,160
163,600	B2GOLD CORP.	818,860	554,145
785	BANK OF MONTREAL	34,168	75,494
2,936	BANK OF NOVA SCOTIA (THE)	67,574	173,841
25,029	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	1,198,326	1,113,040
11,000	BRP, INC. (SUB VOTING)	430,510	676,989
61,670	CAE, INC.(c)	1,329,985	1,519,711
13,814	CANADIAN NATIONAL RAILWAY CO. (TORONTO EXCHANGE)	1,658,930	1,553,661
15,000	CANADIAN NATURAL RESOURCES LTD.	749,037	805,200
137,321	CANADIAN PACIFIC RAILWAY LTD.	5,244,219	9,590,499
5,809	CANADIAN TIRE CORP. LTD., CLASS A	625,049	732,894
15,999	CARGOJET, INC.	1,508,326	1,771,300
47,300	CASCADES, INC.	494,913	372,241
1	CENOVUS ENERGY, INC.	7	19
45,100	CENTERRA GOLD, INC.	366,388	305,876
57,700	CI FINANCIAL CORP.	896,767	612,771
167	CONSTELLATION SOFTWARE, INC.	49,226	247,914
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,897	415,197
25,827	DESCARTES SYSTEMS GROUP (THE), INC.(c)	1,108,188	1,604,958
6,582	DOLLARAMA, INC.	86,132	379,007
7,455	ECN CAPITAL CORP.	17,223	31,912
8,813	ENBRIDGE, INC.	284,963	372,437
72,100	ENERPLUS CORP.	414,689	952,782
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	111,811
13,948	FIRSTSERVICE CORP.	1,449,726	1,691,921
1,025	FORTIS, INC.	32,011	48,455
703	GEORGE WESTON LTD.	53,025	82,124
19,500	IA FINANCIAL CORP., INC.	882,358	969,849
415	INTACT FINANCIAL CORP.	33,776	58,536
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	10,742
2,779	LOBLAW COS. LTD.	108,870	250,633
18,358	LULULEMON ATHLETICA, INC.(c)	3,738,766	5,004,574
2,482	MAGNA INTERNATIONAL, INC.	142,554	136,262
3,590	MANULIFE FINANCIAL CORP.	39,610	62,215
3,233	METRO, INC.	64,330	173,530
19,328	NATIONAL BANK OF CANADA	618,005	1,268,362
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	462,516
See accompanying notes to financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	$ 306,276	433,839
23,678	ROYAL BANK OF CANADA	2,571,177	2,292,504
62,284	SHOPIFY, INC., CLASS A(c)	1,360,730	1,945,752
10,500	STELCO HOLDINGS, INC.	316,173	262,500
81,563	SUNCOR ENERGY, INC.	1,268,462	2,861,548
712	TC ENERGY CORP.	40,329	36,883
2,955	TC ENERGY CORP.	78,434	153,099
8,000	TECK RESOURCES LTD., CLASS B	247,903	244,560
9,096	TELUS CORP.	187,043	202,597
35,641	TORONTO-DOMINION BANK (THE)	2,593,850	2,337,337
20,400	TOURMALINE OIL CORP.	380,470	1,060,730
416	TRISURA GROUP LTD.(c)	490	10,772
31,500	WAJAX CORP.	462,770	492,126
		43,122,537	56,264,111	6.74%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	179,549
5,893,187	ENEL CHILE S.A.	532,931	133,257
198,200	VINA CONCHA Y TORO S.A.	327,546	271,063
		1,199,876	583,869	0.07%
China:
290,000	AGILE GROUP HOLDINGS LTD.(b)	352,847	116,047
47,579	AIRTAC INTERNATIONAL GROUP	1,027,589	1,585,780
393,576	ALIBABA GROUP HOLDING LTD.(c)	7,290,036	5,612,626
266,199	ANGEL YEAST CO. LTD., CLASS A	1,832,828	1,939,052
427,500	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,281,430	1,852,347
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	159,740
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	188,938
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	636,428
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	607,127
479,500	HENGAN INTERNATIONAL GROUP CO. LTD.	3,265,027	2,251,819
436,500	LI NING CO. LTD.	5,288,687	4,044,139
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	403,349
223,900	SHENZHOU INTERNATIONAL GROUP HOLDINGS LTD.	4,324,991	2,712,150
191,300	TRIP.COM GROUP LTD.(c)	4,817,374	5,402,467
49,267	XIAMEN FARATRONIC CO. LTD., CLASS A	1,382,606	1,510,279
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H(c)	352,186	380,140
		33,983,928	29,402,428	3.52%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	483,407
		402,293	483,407	0.06%
Denmark:
115,158	ALK-ABELLO A/S(c)	1,620,932	1,998,924
44	AP MOLLER - MAERSK A/S, CLASS A	35,560	101,359
65	AP MOLLER - MAERSK A/S, CLASS B	52,319	151,612
1,537	CARLSBERG A/S, CLASS B	70,497	195,764
905	CHR HANSEN HOLDING A/S	50,981	65,871
1,500	COLOPLAST A/S, CLASS B	27,666	170,848
22,200	D/S NORDEN A/S	318,702	769,449
6,700	DANSKE BANK A/S	54,825	94,682
4,348	DEMANT A/S(c)	81,241	163,137
19,547	DSV A/S	1,649,374	2,729,813
8,040	GENMAB A/S ADR(c)(f)	100,710	261,220
6,944	ISS A/S(c)	96,080	109,479
94,456	NOVO NORDISK A/S, CLASS B	8,268,317	10,476,258
2,460	NOVOZYMES A/S, CLASS B	38,505	147,651
864	ORSTED A/S(e)	68,168	90,313
2,600	PANDORA A/S	18,150	163,563
12,200	PER AARSLEFF HOLDING A/S	552,758	364,407
29,672	ROYAL UNIBREW A/S	2,331,694	2,627,088
4,300	SOLAR A/S, CLASS B	269,282	367,141
3,250	TOPDANMARK A/S	33,362	169,150
See accompanying notes to financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
16,810	VESTAS WIND SYSTEMS A/S	$ 160,514	355,027
		15,899,637	21,572,756	2.58%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	177,127
		244,707	177,127	0.02%
Finland:
2,770	ELISA OYJ	86,574	155,649
47,160	HARVIA OYJ(b)	2,352,147	1,337,341
27,200	KEMIRA OYJ	447,150	332,359
5,584	KESKO OYJ, CLASS B	30,705	131,723
4,902	KONE OYJ, CLASS B	86,493	233,017
21,225	NESTE OYJ	67,704	939,533
197,641	NOKIA OYJ	959,912	919,500
492,683	NOKIA OYJ ADR(f)	2,140,633	2,271,269
1,960	ORION OYJ, CLASS B	49,561	87,500
21,319	QT GROUP OYJ(c)	1,682,682	1,572,824
18,590	STORA ENSO OYJ (REGISTERED)	105,291	291,539
11,934	UPM-KYMMENE OYJ	99,929	362,806
38,449	VALMET OYJ	999,027	943,250
		9,107,808	9,578,310	1.15%
France:
1	AIR LIQUIDE S.A.	134	121
11,027	AIRBUS S.E.	366,293	1,068,329
4,707	ARKEMA S.A.	419,345	418,885
27,762	AXA S.A.	358,341	630,158
3,062	CAPGEMINI S.E.	111,713	524,482
19,252	CIE DE SAINT-GOBAIN	430,348	826,071
12,940	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	167,080	352,233
37,390	COFACE S.A.	449,179	390,457
16,517	CREDIT AGRICOLE S.A.	122,492	151,125
164,756	DANONE S.A.	10,362,369	9,195,661
1,736	EDENRED	25,484	81,811
234	EIFFAGE S.A.	17,813	21,060
4,785	ENGIE S.A.	49,329	54,988
591	ESSILORLUXOTTICA S.A.	53,785	88,256
2,901	EURAZEO S.E.	76,265	179,670
858	EUROAPI S.A.(c)	11,312	13,536
23,657	FAURECIA S.E.(b)(c)	505,176	468,928
24,216	GAZTRANSPORT ET TECHNIGAZ S.A.	3,241,849	3,032,570
564	GECINA S.A.	51,331	52,603
9,197	GETLINK S.E.	70,409	162,208
3,399	INFOTEL S.A.	145,404	174,537
8,900	IPSEN S.A.	736,413	839,874
9,500	KAUFMAN & BROAD S.A.	362,957	258,844
1,026	KERING S.A.	174,510	526,954
4,545	KLEPIERRE S.A.(c)	71,744	87,447
4,848	LEGRAND S.A.	109,851	357,969
6,263	L'OREAL S.A.	660,831	2,161,298
14,108	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,921,258	8,600,131
58,600	MERCIALYS S.A.	617,151	473,470
14,296	MERSEN S.A.	465,081	426,224
14,900	NEXITY S.A.	742,412	398,169
24,887	PERNOD RICARD S.A.	3,957,015	4,571,882
23,074	RENAULT S.A.(c)	423,958	575,252
22,900	REXEL S.A.(c)	437,632	352,171
14,200	ROTHSCHILD & CO.	637,550	479,909
53,172	SAFRAN S.A.	5,922,653	5,249,532
20,445	SANOFI	1,262,675	2,064,117
278	SCHNEIDER ELECTRIC S.E.	8,838	32,711
35,096	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	4,565,573	4,152,333
1,813	SCOR S.E.	36,441	38,949
7,067	SES S.A.	53,499	61,780
13,970	SOCIETE GENERALE S.A.	192,352	305,827
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	154,473
7,150	SODEXO S.A.(c)	647,363	502,470
See accompanying notes to financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
4,719	SODEXO S.A.(c)	$ 415,153	331,630
42,088	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,645,411	2,957,756
14,411	SOITEC(c)	1,697,641	2,046,322
51,800	TELEVISION FRANCAISE 1	458,222	366,687
1,413	THALES S.A.	81,763	173,322
21,031	TOTALENERGIES S.E.	752,228	1,110,126
3,859	VALEO	69,545	74,511
13,514	VEOLIA ENVIRONNEMENT S.A.(c)	143,775	329,833
10,500	VICAT S.A.	406,419	289,391
8,049	VINCI S.A.	335,026	716,633
637	VIVENDI S.E.	-	6,473
1,345	WENDEL S.E.	91,561	112,407
		50,248,216	59,074,566	7.08%
Georgia:
26,000	BANK OF GEORGIA GROUP PLC	447,200	413,346
		447,200	413,346	0.05%
Germany:
3,987	ADIDAS A.G.	192,171	705,109
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,579,687
6,098	AURUBIS A.G.	286,000	413,842
12,246	BASF S.E.	402,406	532,898
8,303	BAYER A.G. (REGISTERED)	388,868	493,528
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	676,444
828	BEIERSDORF A.G.	35,556	84,584
1,188	BRENNTAG S.E.	43,546	77,312
1,716	CONTINENTAL A.G.	94,939	119,586
23,800	CROPENERGIES A.G.	337,485	316,753
4,525	DEUTSCHE BOERSE A.G.	273,151	756,819
12,068	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(c)	79,151	70,366
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(e)	673,490	488,234
18,572	DEUTSCHE POST A.G. (REGISTERED)	230,768	695,591
33,147	DEUTSCHE TELEKOM A.G. (REGISTERED)	373,793	658,116
9,361	E.ON S.E.	69,356	78,557
50,101	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	2,308,329	1,912,172
23,600	FREENET A.G.	557,311	585,397
60,185	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	4,457,936	3,004,066
5,544	FRESENIUS S.E. & CO. KGAA	99,810	167,904
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	251,752
2,246	HANNOVER RUECK S.E.	94,321	325,987
3,671	HEIDELBERGCEMENT A.G.	131,196	176,348
1,550	HOCHTIEF A.G.	59,506	75,450
21,681	INFINEON TECHNOLOGIES A.G.	131,828	524,619
6,898	JOST WERKE A.G.(e)	220,852	257,344
12,094	MENSCH UND MASCHINE SOFTWARE S.E.	834,492	603,278
2,159	MERCK KGAA	96,589	364,266
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	726,232
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	176,293
7,700	PUBLITY A.G.(b)(c)	286,657	205,765
6,900	RHEINMETALL A.G.	824,004	1,592,957
4,035	RWE A.G.	88,431	148,335
18,219	SAP S.E.	788,359	1,659,720
42,281	SCOUT24 S.E.(e)	2,738,207	2,170,667
13,219	SIEMENS A.G. (REGISTERED)	805,393	1,344,973
3,600	SILTRONIC A.G.	264,192	267,479
15,242	STEICO S.E.	1,791,506	1,078,168
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	541,879
3,068	TUI A.G.(b)(c)	5,025	4,947
4,171	UNIPER S.E.	46,925	61,937
17,300	UNITED INTERNET A.G. (REGISTERED)	656,976	493,667
See accompanying notes to financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
404	VOLKSWAGEN A.G.	$ 40,235	73,624
		23,610,150	26,542,652	3.18%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	117,141
		54,075	117,141	0.01%
Hong Kong:
885,400	AIA GROUP LTD.	6,186,008	9,596,685
73,500	BOC HONG KONG HOLDINGS LTD.	143,171	290,373
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	484,427
52,544	CK ASSET HOLDINGS LTD.	147,485	371,641
24,544	CK HUTCHISON HOLDINGS LTD.	120,441	165,935
26,000	CLP HOLDINGS LTD.	173,831	215,706
998,000	FIRST PACIFIC CO. LTD.	376,906	386,644
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	107,356
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	201,595
15,300	HANG SENG BANK LTD.	175,457	270,053
25,331	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	94,909
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	580,466
134,000	KINGBOARD HOLDINGS LTD.	630,206	507,188
40,500	LINK REIT	84,196	330,326
30,500	MTR CORP. LTD.	88,703	159,364
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	302,121
172,123	PCCW LTD.	70,484	91,032
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	182,010
1,024,000	SSY GROUP LTD.	465,746	546,791
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	94,510
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	73,017
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	355,559
469,800	VALUETRONICS HOLDINGS LTD.	216,550	177,532
626,000	VSTECS HOLDINGS LTD.	568,355	501,004
64,189	WH GROUP LTD.(e)	35,014	49,572
21,000	WHARF HOLDINGS (THE) LTD.	43,463	76,541
418,000	XINYI GLASS HOLDINGS LTD.	481,711	1,002,544
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	206,675
		12,741,911	17,421,576	2.09%
India:
511,000	CESC LTD.	527,922	460,707
38,375	COMPUTER AGE MANAGEMENT SERVICES LTD.	843,212	1,097,105
43,900	CYIENT LTD.	314,004	420,614
183,300	FIRSTSOURCE SOLUTIONS LTD.	97,782	238,837
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,138	416,864
461,934	HCL TECHNOLOGIES LTD.	3,827,609	5,692,833
136,800	HINDUSTAN PETROLEUM CORP. LTD.	526,789	376,244
557,636	INDUS TOWERS LTD.	2,246,580	1,476,485
40,400	JUBILANT INGREVIA LTD.	36,087	248,547
40,400	JUBILANT PHARMOVA LTD.	278,630	175,827
122,400	KRBL LTD.	353,421	337,647
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	396,447
574,300	MARKSANS PHARMA LTD.	378,564	317,066
495,100	NAVA BHARAT VENTURES LTD.	815,180	1,112,482
454,600	NMDC LTD.	770,292	622,846
349,800	PCBL LTD. /INDIA	562,279	463,979
460,200	REDINGTON INDIA LTD.	919,384	731,623
1,107,100	SJVN LTD.	377,345	377,106
256,595	SYNGENE INTERNATIONAL LTD.(e)	1,251,085	1,802,476
23,183	WNS HOLDINGS LTD. ADR(c)(f)	1,436,845	1,730,379
		16,440,112	18,496,114	2.22%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	786,536
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	288,795
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	518,049
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	443,481
		1,456,280	2,036,861	0.24%
Ireland:
23,399	ACCENTURE PLC, CLASS A	3,511,159	6,496,732
See accompanying notes to financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Ireland (Cont'd):
71,809	CRH PLC	$ 2,138,058	2,483,324
33,200	DALATA HOTEL GROUP PLC(c)	187,047	120,902
186,120	EXPERIAN PLC	3,708,661	5,451,127
628	FLUTTER ENTERTAINMENT PLC - CDI(c)	48,119	63,495
27,257	ICON PLC(c)	4,273,029	5,906,592
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	251,857
3,255	KERRY GROUP PLC, CLASS A	214,084	311,568
506	KINGSPAN GROUP PLC	35,061	30,437
2,117	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	208,533	127,165
17,539	RYANAIR HOLDINGS PLC(c)	235,787	207,235
1,812	SMURFIT KAPPA GROUP PLC	50,441	60,916
		14,713,339	21,511,350	2.58%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	406,067
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	349,652
115,300	ICL GROUP LTD.	461,518	1,046,066
99,813	MAYTRONICS LTD.	2,189,968	1,404,489
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	960,387
3,072	NICE LTD. ADR(c)(f)	169,095	591,206
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	414,458
		4,346,412	5,172,325	0.62%
Italy:
416,800	A2A S.P.A.	806,512	529,384
158,998	ARISTON HOLDING N.V.	1,674,419	1,302,151
18,874	ASSICURAZIONI GENERALI S.P.A.(b)	228,503	301,135
33,941	ATLANTIA S.P.A.	448,114	796,022
42,000	BANCA IFIS S.P.A.	804,497	594,628
25,272	BANCA MEDIOLANUM S.P.A.	87,322	166,265
81,915	ENEL S.P.A.	280,368	448,100
4,500	ENI S.P.A.	39,200	53,420
31,805	FERRARI N.V.	5,174,934	5,839,425
41,805	INTERPUMP GROUP S.P.A.	956,699	1,593,791
26,311	INTESA SANPAOLO S.P.A.	41,384	49,079
375,900	IREN S.P.A.	999,472	820,938
38,521	IVECO GROUP N.V.(c)	246,785	203,536
77,659	LEONARDO S.P.A.	617,417	787,622
183,355	PIAGGIO & C S.P.A.	456,847	429,256
70,149	SNAM S.P.A.	252,658	367,490
146,419	STEVANATO GROUP S.P.A.	2,830,595	2,314,884
284,209	TECHNOPROBE S.P.A.(c)	1,913,270	2,004,442
1,422	TENARIS S.A.	15,961	18,285
39,609	TERNA - RETE ELETTRICA NAZIONALE	160,166	310,814
17,988	UNICREDIT S.P.A.	153,134	170,880
71,681	UNIPOL GRUPPO S.P.A.	376,844	325,712
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	227,935
		18,718,927	19,655,194	2.35%
Japan:
30,600	ADEKA CORP.	390,224	528,418
4,700	AEON CO. LTD.	52,433	81,543
600	AEON REIT INVESTMENT CORP.	728,822	677,034
2,300	AISIN CORP.	37,584	71,197
15,000	AJINOMOTO CO., INC.	116,767	364,829
2,500	ALFRESA HOLDINGS CORP.	24,420	33,627
23,000	ARCS CO. LTD.	480,595	339,203
5,500	ASAHI GROUP HOLDINGS LTD.(b)	83,346	180,185
31,000	ASAHI KASEI CORP.	147,138	236,704
22,100	ASAHI YUKIZAI CORP	276,792	325,441
37,000	ASTELLAS PHARMA, INC.	236,149	576,761
3,400	ASTENA HOLDINGS CO. LTD.	15,426	11,176
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	105,900
12,400	BAYCURRENT CONSULTING, INC.	2,388,720	3,299,233
13,800	BRIDGESTONE CORP.(b)	205,726	503,464
32,100	BROTHER INDUSTRIES LTD.	541,898	564,258
48,400	BUNKA SHUTTER CO. LTD.	363,296	356,008
See accompanying notes to financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
2,100	CENTRAL JAPAN RAILWAY CO.	$ 170,472	242,302
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	345,261
28,400	CREDIT SAISON CO. LTD.	361,395	326,324
27,500	CRESCO LTD.	342,183	381,044
4,000	DAI NIPPON PRINTING CO. LTD.	70,827	86,262
29,100	DAIICHI SANKYO CO. LTD.	150,922	737,151
4,500	DAIKIN INDUSTRIES LTD.	124,473	721,366
19,000	DAITRON CO. LTD.	328,045	249,123
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	233,048
17,500	DAIWA SECURITIES GROUP, INC.	60,410	78,162
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	365,065
8,200	DENSO CORP.	185,234	435,625
3,300	DENTSU GROUP, INC.	56,753	99,112
17,800	ECO'S CO. LTD.	285,796	287,571
1,500	EISAI CO. LTD.	42,776	63,292
28,300	ELEMATEC CORP.	262,160	262,392
20,400	EXEDY CORP.	319,517	258,759
2,600	FANUC CORP.	182,941	407,016
1,300	FAST RETAILING CO. LTD.	188,734	681,044
50,120	FEED ONE CO. LTD.	432,664	251,930
34,200	FJ NEXT HOLDINGS CO. LTD.	337,056	269,708
31,700	FUJI CORP.	564,353	467,276
4,700	FUJI ELECTRIC CO. LTD.	61,631	194,679
36,100	FUJI PHARMA CO. LTD.	376,394	251,167
8,700	FUJIFILM HOLDINGS CORP.	163,215	466,676
2,300	FUJITSU LTD.	106,202	287,585
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	745,737
35,800	FURUNO ELECTRIC CO. LTD.	322,070	266,495
25,300	GMO PAYMENT GATEWAY, INC.	1,991,717	1,780,771
119,800	HACHIJUNI BANK (THE) LTD.	476,117	441,480
3,000	HAMAMATSU PHOTONICS K.K.	52,686	116,524
55,300	HASEKO CORP.	721,604	647,639
241	HIROSE ELECTRIC CO. LTD.	19,295	31,990
19,000	HITACHI LTD.	295,895	901,548
7,000	HITACHI METALS LTD.(c)	55,542	105,918
5,300	HOYA CORP.	112,594	452,539
26,100	INNOTECH CORP.	231,054	250,458
18,200	ITOCHU CORP.	192,005	491,888
108,600	ITOHAM YONEKYU HOLDINGS, INC.	686,193	553,085
21,900	JACCS CO. LTD.	467,646	541,528
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	457,748
144,900	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,724,833	1,507,951
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	101,017
56,400	JEOL LTD.	3,065,113	2,174,027
18,900	KAGA ELECTRONICS CO. LTD.	477,103	422,074
3,500	KAJIMA CORP.	15,004	40,164
26,900	KANAMOTO CO. LTD.	620,666	381,652
57,300	KANDENKO CO. LTD.	547,713	357,280
12,300	KANEKA CORP.	387,968	302,786
2,000	KANSAI PAINT CO. LTD.	10,449	25,501
10,000	KAO CORP.(b)	208,279	403,302
29,762	KDDI CORP.	238,488	940,811
1,000	KEIO CORP.	28,322	35,783
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	66,156
16,724	KEYENCE CORP.	2,375,652	5,716,827
6,000	KIKKOMAN CORP.	52,867	318,396
9,900	KIRIN HOLDINGS CO. LTD.(b)	101,976	155,964
67,600	KITZ CORP.	466,295	315,380
93,900	KOBE BUSSAN CO. LTD.	2,157,529	2,301,131
22,200	KOHNAN SHOJI CO. LTD.	670,131	598,850
2,300	KONAMI HOLDINGS CORP.	50,313	127,307
21,000	KUBOTA CORP.(b)	129,773	313,731
6,900	KUREHA CORP.	316,117	486,682
4,000	KYOCERA CORP.	133,049	213,915
5,000	KYOWA KIRIN CO. LTD.	54,616	112,397
31,800	LASERTEC CORP.	5,130,427	3,785,156
13,100	LINTEC CORP.	259,789	221,970
See accompanying notes to financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
4,800	M3, INC.	$ 51,468	137,901
6,500	MARUI GROUP CO. LTD.	32,287	113,779
7,700	MAZDA MOTOR CORP.	38,348	62,994
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	779,472
2,400	MEIJI HOLDINGS CO. LTD.	38,749	117,807
12,800	MELCO HOLDINGS, INC.	351,215	325,943
41,300	MICRONICS JAPAN CO. LTD.	432,221	377,143
8,700	MINEBEA MITSUMI, INC.	84,406	148,121
597	MIRAI CORP.	328,940	219,563
24,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	102,094	134,711
17,500	MITSUBISHI CORP.	230,376	520,692
32,000	MITSUBISHI ELECTRIC CORP.	244,114	342,217
11,000	MITSUBISHI ESTATE CO. LTD.	122,703	159,633
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	122,476
26,600	MITSUBISHI HC CAPITAL, INC.	82,462	122,727
19,100	MITSUBISHI SHOKUHIN CO. LTD.	466,049	535,639
20,800	MITSUBOSHI BELTING LTD.	335,754	432,925
14,000	MITSUI & CO. LTD.	128,045	308,984
7,400	MITSUI CHEMICALS, INC.	87,469	157,621
200	MITSUI OSK LINES LTD.	4,834	4,577
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	509,788
44,100	MONEY FORWARD, INC.(c)	2,295,219	1,098,600
6,080	MS&AD INSURANCE GROUP HOLDINGS, INC.	125,874	186,325
37,400	MUGEN ESTATE CO. LTD.	216,786	133,965
10,800	MURATA MANUFACTURING CO. LTD.	162,615	588,715
20,200	NANTO BANK (THE) LTD.	470,557	296,271
3,800	NGK SPARK PLUG CO. LTD.	38,830	68,981
2,900	NH FOODS LTD.	69,814	90,732
16,700	NICHIAS CORP.	297,341	277,677
7,800	NIDEC CORP.	129,234	481,751
237,700	NIHON M&A CENTER HOLDINGS, INC.	3,429,815	2,528,015
16,600	NIKKON HOLDINGS CO. LTD.	337,754	263,168
7,500	NINTENDO CO. LTD.	2,518,305	3,243,662
1,700	NIPPON EXPRESS HOLDINGS, INC.	60,747	92,342
16,000	NIPPON SYSTEMWARE CO. LTD.	308,868	274,646
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	872,925
3,100	NIPPON YUSEN K.K.	39,009	211,800
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	336,638
5,000	NISSAN CHEMICAL CORP.	50,851	230,321
2,970	NISSHIN SEIFUN GROUP, INC.	25,263	34,761
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	82,871
2,700	NITORI HOLDINGS CO. LTD.	87,310	256,607
3,200	NITTO DENKO CORP.	77,639	207,075
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	241,966
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	806,254
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	260,772
8,300	NTT DATA CORP.	48,334	114,761
12,000	OBAYASHI CORP.	48,665	87,117
51,100	OKAMURA CORP.	721,626	456,465
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	195,517
33,200	OLYMPUS CORP.	211,415	667,157
1,100	OMRON CORP.	31,828	55,867
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	128,317
4,800	ORIENTAL LAND CO. LTD.	113,097	669,340
21,600	PANASONIC HOLDINGS CORP.	133,086	174,561
4,100	PERSOL HOLDINGS CO. LTD.	37,131	74,518
180,300	RAKUS CO. LTD.	2,634,214	2,124,850
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	70,666
184,100	RESONA HOLDINGS, INC.	558,258	689,425
1,200	RINNAI CORP.	52,047	82,518
16,700	RION CO. LTD.	361,264	295,893
400	ROHM CO. LTD.	13,823	27,889
34,600	SANKI ENGINEERING CO. LTD.	423,298	391,698
2,500	SANTEN PHARMACEUTICAL CO. LTD.	14,009	19,605
13,620	SBI HOLDINGS, INC.	110,355	266,518
3,400	SECOM CO. LTD.	133,812	210,069
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	113,973
See accompanying notes to financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
49,400	SEIKITOKYU KOGYO CO. LTD.	$ 333,527	296,007
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	173,820
6,000	SEKISUI HOUSE LTD.	44,394	105,093
67,500	SEVEN & I HOLDINGS CO. LTD.	2,357,538	2,620,301
15,400	SHIFT, INC.(c)	2,595,331	2,004,452
4,000	SHIMADZU CORP.	25,419	126,474
1,500	SHIMANO, INC.	58,204	253,390
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,037,441
36,500	SHINOKEN GROUP CO. LTD.	314,113	262,828
4,000	SHIONOGI & CO. LTD.	67,679	202,093
5,800	SHISEIDO CO. LTD.	87,058	232,804
20,200	SK-ELECTRONICS CO. LTD.	355,639	136,820
900	SMC CORP.	106,941	401,113
36,800	SOFTBANK GROUP CORP.	412,233	1,419,870
5,700	SOMPO HOLDINGS, INC.	114,918	251,349
23,400	SONY GROUP CORP.	534,651	1,913,495
2,700	STANLEY ELECTRIC CO. LTD.	30,745	44,337
5,700	SUBARU CORP.	26,572	101,309
7,800	SUMITOMO CORP.	67,035	106,756
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	61,869
42,800	SUMITOMO HEAVY INDUSTRIES LTD.	1,162,007	944,767
5,800	SUZUKI MOTOR CORP.	104,611	182,276
22,900	SWCC SHOWA HOLDINGS CO. LTD.	440,910	287,600
2,600	SYSMEX CORP.	51,707	156,483
20,100	T RAD CO. LTD.	425,712	387,986
2,200	TAISEI CORP.	19,821	68,507
67,900	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	299,490	229,703
3,300	TDK CORP.	52,815	101,909
11,600	TERUMO CORP.	117,165	349,505
2,000	THK CO. LTD.	29,290	37,544
1,500	TOHO CO. LTD.	25,533	54,227
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	838,762
29,500	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	78,305	123,279
3,300	TOKYO ELECTRON LTD.	135,391	1,077,462
23,900	TOKYO SEIMITSU CO. LTD.	999,876	785,628
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	564,528
12,500	TOKYU CORP.	103,448	147,221
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	105,248
3,800	TOPPAN, INC.	54,628	63,492
3,000	TOTO LTD.	30,029	99,057
3,000	TOYO SUISAN KAISHA LTD.	74,690	116,966
33,300	TOYOTA BOSHOKU CORP.	638,507	494,542
4,000	TOYOTA INDUSTRIES CORP.	101,266	247,641
233,310	TOYOTA MOTOR CORP.	1,594,403	3,611,078
1,700	TOYOTA TSUSHO CORP.	14,142	55,506
32,900	TPR CO. LTD.	424,011	291,464
21,900	TRANSCOSMOS, INC.	679,057	562,511
900	TREND MICRO, INC.	26,540	43,912
50,900	TSUGAMI CORP.	536,991	423,166
19,200	UBE CORP.	387,205	285,425
7,700	UNICHARM CORP.	67,055	257,650
4,900	USS CO. LTD.	56,003	84,833
7,200	V TECHNOLOGY CO. LTD.	262,608	148,213
19,000	VALOR HOLDINGS CO. LTD.	422,334	255,565
1,300	YAKULT HONSHA CO. LTD.	22,252	75,022
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	458,968
4,600	YAMAHA MOTOR CO. LTD.	46,377	84,284
5,000	YASKAWA ELECTRIC CORP.	48,019	161,041
10,100	YUASA TRADING CO. LTD.	293,394	249,746
19,000	Z HOLDINGS CORP.	44,430	55,510
		80,089,959	97,953,604	11.73%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,380	402,278
274,300	RHB BANK BHD.	377,864	356,606
		715,244	758,884	0.09%
Mexico:
201,200	BANCO DEL BAJIO S.A.(e)	360,810	403,311
See accompanying notes to financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Mexico (Cont'd):
177,394	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(c)(f)	$ 2,577,006	1,821,836
144,981	GRUMA S.A.B. DE C.V., CLASS B	1,661,592	1,604,492
378,529	QUALITAS CONTROLADORA S.A.B. DE C.V.	1,814,883	1,741,540
		6,414,291	5,571,179	0.67%
Netherlands:
2,957	ADYEN N.V.(c)(e)	4,827,962	4,301,118
266,723	AEGON N.V.	664,548	1,153,827
2,925	AKZO NOBEL N.V.	135,104	191,946
13,683	ASM INTERNATIONAL N.V.	4,207,335	3,421,309
4,367	ASML HOLDING N.V.	2,299,235	2,086,151
13,462	ASML HOLDING N.V. (REGISTERED)	3,515,760	6,406,297
21,600	ASR NEDERLAND N.V.	788,307	873,060
23,723	BE SEMICONDUCTOR INDUSTRIES N.V.	1,796,298	1,140,352
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,193	654,357
3,610	EXOR N.V.	90,616	225,019
51,500	FORFARMERS N.V.	322,452	143,559
980	HEINEKEN HOLDING N.V.	24,979	71,324
3,662	HEINEKEN N.V.	128,663	333,871
526,726	ING GROEP N.V.	4,585,149	5,205,747
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	459,975
3,368	KONINKLIJKE DSM N.V.	132,647	483,894
54,361	KONINKLIJKE KPN N.V.	115,004	193,747
197,088	KONINKLIJKE PHILIPS N.V.	4,893,874	4,245,396
117,200	ORDINA N.V.	366,521	584,622
18,124	PROSUS N.V.(c)	771,541	1,186,685
8,117	QIAGEN N.V.(c)	119,394	380,228
3,238	RANDSTAD N.V.	99,928	156,769
23,800	SIGNIFY N.V.(e)	640,632	788,890
49,916	STELLANTIS N.V.	203,470	616,833
84,886	UNIVERSAL MUSIC GROUP N.V.	2,286,186	1,702,089
6,193	WOLTERS KLUWER N.V.	101,075	600,710
		34,057,254	37,607,775	4.50%
New Zealand:
15,712	AUCKLAND INTERNATIONAL AIRPORT LTD.(c)	47,473	70,457
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	106,407
		163,352	176,864	0.02%
Norway:
30,373	ADEVINTA ASA(c)	183,792	219,402
30,934	AKER BP ASA	1,041,810	1,074,416
32,200	ATEA ASA(c)	360,833	334,759
798,303	AUTOSTORE HOLDINGS LTD.(c)(e)	1,491,973	1,134,678
9,200	DNB BANK ASA	37,422	164,905
14,374	EQUINOR ASA	343,027	499,895
65,300	EUROPRIS ASA(e)	420,002	304,698
23,955	NORSK HYDRO ASA	48,328	134,152
57,040	STOREBRAND ASA	364,067	405,952
2,793	YARA INTERNATIONAL ASA	67,399	116,714
		4,358,653	4,389,571	0.53%
Poland:
24,000	ASSECO POLAND S.A.	487,128	404,338
37,500	CYFROWY POLSAT S.A.	259,610	177,567
		746,738	581,905	0.07%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	95,955
10,091	GALP ENERGIA SGPS S.A.	100,386	118,280
531	GREENVOLT-ENERGIAS RENOVAVEIS S.A.(c)	2,912	4,090
9,417	JERONIMO MARTINS SGPS S.A.	105,676	204,673
123,300	NAVIGATOR (THE) CO. S.A.	307,999	495,658
		565,502	918,656	0.11%
Russia:
152,020	CIAN PLC ADR(c)(d)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(d)	21,771	-
24,310	HEADHUNTER GROUP PLC ADR(d)(f)	515,030	-
See accompanying notes to financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Russia (Cont'd):
25,740,000	RUSHYDRO PJSC(d)	$ 218,665	-
		3,095,121	-	0.00%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	902,021
358,000	AZTECH GLOBAL LTD.	218,411	210,012
33,516	CAPITALAND INTEGRATED COMMERCIAL TRUST	31,789	52,350
19,500	CAPITALAND INVESTMENT LTD.	42,854	53,617
1,940	CDL HOSPITALITY TRUSTS	1,919	1,773
12,200	CITY DEVELOPMENTS LTD.	51,846	71,569
28,200	DBS GROUP HOLDINGS LTD.	158,529	602,445
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	61,088
35,300	KEPPEL CORP. LTD.	110,064	164,901
5,640	KEPPEL REIT	1,183	4,425
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	32,488	49,190
13,000	SINGAPORE EXCHANGE LTD.	40,226	88,519
86,153	TDCX, INC. ADR(c)(f)	1,401,567	796,915
4,600	UNITED OVERSEAS BANK LTD.	26,071	86,914
15,000	UOL GROUP LTD.	49,917	79,465
48,200	VENTURE CORP. LTD.	558,851	576,957
35,400	WILMAR INTERNATIONAL LTD.	68,955	102,941
		3,102,171	3,905,102	0.47%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	411,779
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	441,342
42,500	BARLOWORLD LTD.	289,872	234,460
104,700	INVESTEC PLC	635,225	566,904
117,469	METAIR INVESTMENTS LTD.	184,301	176,903
68,600	OCEANA GROUP LTD.	268,470	187,642
83,378	TELKOM S.A. SOC LTD.(c)	425,343	187,371
5,284	THUNGELA RESOURCES LTD.	1,910	74,871
		2,538,668	2,281,272	0.27%
South Korea:
17,700	APTC CO. LTD.	390,846	223,567
25,000	DAESANG CORP.	545,401	394,717
20,489	DB HITEK CO. LTD.	270,468	788,220
4,784	DL E&C CO. LTD.	210,584	152,724
1,907	DL HOLDINGS CO. LTD.	140,872	104,133
9,900	GS HOLDINGS CORP.	371,567	319,097
9,075	HUONS CO. LTD.	416,763	245,327
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	483,865
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	276,730
23,300	JW LIFE SCIENCE CORP.	391,190	225,212
18,600	KC TECH CO. LTD.	295,116	258,572
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	293,096
25,300	KT CORP.	539,161	710,247
64,100	LG UPLUS CORP.	723,972	629,448
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	513,699
4,775	MAEIL DAIRIES CO. LTD.	380,764	212,933
17,916	NAVER CORP.	2,387,012	3,311,645
164,834	SAMSUNG ELECTRONICS CO. LTD.	5,968,058	7,236,243
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	367,141
10,200	VIEWORKS CO. LTD.	234,573	276,132
		15,440,460	17,022,748	2.04%
Spain:
1,260	ACCIONA S.A.	78,312	231,733
82,526	AMADEUS IT GROUP S.A.(c)	5,734,452	4,597,443
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	764,978	1,164,353
385,386	BANCO SANTANDER S.A.	691,255	1,085,590
754,443	CAIXABANK S.A.	2,847,897	2,622,482
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	471,269
2,531	ENAGAS S.A.	38,143	55,885
140,872	FAES FARMA S.A.	588,215	572,792
3,769	FERROVIAL S.A.	60,154	95,544
65,922	FLUIDRA S.A.(b)	2,167,030	1,336,064
3,636	GRIFOLS S.A.	52,706	68,720
62,918	IBERDROLA S.A.	352,342	652,492
See accompanying notes to financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont'd):
2,120	INDUSTRIA DE DISENO TEXTIL S.A.	$ 14,078	47,966
87,000	MEDIASET ESPANA COMUNICACION S.A.(c)	475,447	357,575
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	377,094
16,093	NATURGY ENERGY GROUP S.A.	256,441	463,272
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	165,710
26,230	RED ELECTRICA CORP. S.A.(b)	359,845	495,466
50,694	REPSOL S.A.	476,727	746,403
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.(c)	40,458	52,046
		16,061,373	15,659,899	1.88%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	471,572
290,533	ATLAS COPCO AB, CLASS A	1,861,105	2,714,264
15,920	ATLAS COPCO AB, CLASS B	22,691	133,121
52,823	AVANZA BANK HOLDING AB	712,734	886,343
34,700	BILIA AB, CLASS A	639,435	499,652
32,900	BOLIDEN AB	800,179	1,046,361
49,300	BYGGMAX GROUP AB	309,558	255,904
37,238	CARY GROUP AB(c)	302,146	230,605
195,400	CLOETTA AB, CLASS B	556,844	400,360
7,456	ELECTROLUX AB, CLASS B	78,488	100,334
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	40,329
10,554	EPIROC AB, CLASS A	27,811	162,956
4,533	EPIROC AB, CLASS B	12,252	61,239
8,600	ESSITY AB, CLASS B	62,137	224,547
53,054	EVOLUTION AB(e)	7,041,064	4,823,727
131,090	HEMNET GROUP AB	1,974,149	1,610,793
25,557	HEXAGON AB, CLASS B	56,077	265,445
80,300	HUMANA AB(c)	413,356	350,095
112,921	HUSQVARNA AB, CLASS B	834,690	830,536
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	183,917
44,840	INVESTOR AB, CLASS B	160,645	737,182
49,100	INWIDO AB	276,126	541,409
55,400	KINDRED GROUP PLC SDR	287,801	460,649
7,801	KNOW IT AB	144,666	217,793
14,800	LOOMIS AB	372,004	359,954
29,428	LUNDIN ENERGY AB(b)	485,724	20,108
44,500	MEKONOMEN AB	323,086	478,506
77,913	NOBIA AB	452,973	208,687
134,847	NORDNET AB PUBL	1,669,148	1,762,413
77,000	RESURS HOLDING AB(e)	417,550	152,724
11,007	SANDVIK AB	70,729	178,451
55,634	SDIPTECH AB, CLASS B(c)	1,485,815	1,286,738
7,625	SECURITAS AB, CLASS B	57,997	65,682
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	322,937	619,993
2,634	SKANSKA AB, CLASS B	22,223	40,374
7,700	SOLID FORSAKRING AB(c)	32,293	30,048
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	128,457
11,864	SVENSKA HANDELSBANKEN AB, CLASS A	54,195	101,386
19,340	SWEDBANK AB, CLASS A	215,676	244,450
209,936	SWEDENCARE AB	2,210,468	1,781,729
57,948	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	297,409	432,043
35,506	TETHYS OIL AB(c)	259,465	220,399
51,761	THULE GROUP AB(e)	1,358,197	1,271,540
18,500	TRELLEBORG AB, CLASS B	265,238	372,722
31,219	VITEC SOFTWARE GROUP AB, CLASS B	667,165	1,353,162
25,964	VOLVO AB, CLASS B	175,483	401,982
		27,997,831	28,760,681	3.44%
Switzerland:
218,601	ABB LTD. (REGISTERED)	4,675,204	5,829,971
41,343	ABB LTD. ADR(f)	560,773	1,105,098
2,440	ADECCO GROUP A.G. (REGISTERED)	72,700	82,914
89,758	ALCON, INC.	5,105,354	6,269,380
29,963	BACHEM HOLDING A.G., CLASS B (REGISTERED)	2,788,358	2,082,486
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	79,040
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	345,823
See accompanying notes to financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	$ 75,352	314,566
36,561	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	2,430,852	3,892,972
190,681	CREDIT SUISSE GROUP A.G. (REGISTERED)	2,092,109	1,082,586
1,842	DUFRY A.G. (REGISTERED)(c)	46,550	59,545
54,800	EFG INTERNATIONAL A.G.(c)	442,650	402,971
40,724	GARMIN LTD.	4,426,513	4,001,133
990	GEBERIT A.G. (REGISTERED)	85,632	475,789
140	GIVAUDAN S.A. (REGISTERED)	76,496	492,306
46,435	GLENCORE PLC(c)	201,242	251,594
219,097	GLOBAL BLUE GROUP HOLDING A.G.(b)(c)	2,218,321	1,077,957
6,900	HELVETIA HOLDING A.G. (REGISTERED)	678,020	807,343
102,674	HOLCIM A.G.(c)	5,184,477	4,393,477
1,807	IDORSIA LTD.(c)	18,603	25,837
18,059	JULIUS BAER GROUP LTD.	558,057	833,099
6,496	LONZA GROUP A.G. (REGISTERED)	3,200,331	3,463,535
116,556	MEDMIX A.G.(e)	4,491,168	2,581,044
101,236	NESTLE S.A. (REGISTERED)	5,094,452	11,817,671
128,133	NOVARTIS A.G. (REGISTERED)	8,815,378	10,851,677
34,160	POLYPEPTIDE GROUP A.G.(c)(e)	2,692,442	2,333,035
11,952	ROCHE HOLDING A.G.	1,552,784	3,988,173
1,378	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,140	251,307
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	105,874
120	SGS S.A. (REGISTERED)	129,434	274,656
3,167	SIEGFRIED HOLDING A.G. (REGISTERED)(c)	2,833,797	2,023,642
26,363	SIKA A.G. (REGISTERED)	3,736,685	6,075,378
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	416,521
32,211	STMICROELECTRONICS N.V.	517,002	1,012,666
635	SULZER A.G. (REGISTERED)	20,376	39,444
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	361,908
194	SWISSCOM A.G. (REGISTERED)	49,414	107,176
240,834	UBS GROUP A.G. (REGISTERED)	3,041,878	3,882,507
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	676,719
5,000	VETROPACK HOLDING A.G. (REGISTERED)	256,087	206,882
938	VIFOR PHARMA A.G.(c)	126,146	162,614
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	618,530
59,991	WIZZ AIR HOLDINGS PLC(c)(e)	2,130,148	1,280,895
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	461,635
4,209	ZURICH INSURANCE GROUP A.G.	808,513	1,830,594
		73,348,897	88,729,970	10.63%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	449,291
19,500	ASPEED TECHNOLOGY, INC.	1,174,531	1,246,069
50,000	BIOTEQUE CORP.	216,137	181,613
125,000	CHC HEALTHCARE GROUP	178,135	162,485
146,000	CHIPBOND TECHNOLOGY CORP.(c)	286,157	291,180
419,000	CHIPMOS TECHNOLOGIES, INC.	449,604	520,694
71,400	CORETRONIC CORP.(c)	141,541	120,547
145,000	JARLLYTEC CO. LTD.	327,630	299,427
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	419,924
334,000	POU CHEN CORP.	370,948	331,377
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	262,734
220,000	SIGURD MICROELECTRONICS CORP.(c)	403,537	384,011
220,000	SINBON ELECTRONICS CO. LTD.	1,958,822	1,879,362
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	711,924
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	575,866
37,698	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(f)	1,009,129	3,081,811
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	380,581
209,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	1,832,441	2,003,296
142,000	USERJOY TECHNOLOGY CO. LTD.	374,944	362,958
644,000	WISTRON CORP.	522,109	578,297
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	311,769
		12,049,218	14,555,216	1.74%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	319,807
See accompanying notes to financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Thailand (Cont'd):
432,100	PRUKSA HOLDING PCL (REGISTERED)	$ 233,658	160,105
1,424,300	SUPALAI PCL (REGISTERED)	958,380	749,314
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	268,358
		1,833,949	1,497,584	0.18%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	504,245
53,800	COCA-COLA ICECEK A.S.	315,265	416,444
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	262,830
		1,590,429	1,183,519	0.14%
United Kingdom:
26,524	3I GROUP PLC	99,606	357,909
2,834	ADMIRAL GROUP PLC	35,119	77,414
540,200	AIRTEL AFRICA PLC(e)	753,867	889,056
52,849	ANGLO AMERICAN PLC	409,100	1,889,463
117,438	ASSOCIATED BRITISH FOODS PLC	2,896,286	2,255,866
37,613	ASTRAZENECA PLC	4,787,722	4,944,921
52,750	ASTRAZENECA PLC ADR(f)	983,695	3,485,192
13,643	AUTO TRADER GROUP PLC(e)	65,400	92,172
12,115	AVIVA PLC	45,427	59,182
19,513	BAE SYSTEMS PLC	93,862	197,199
113,471	BAKKAVOR GROUP PLC(e)(g)	166,389	128,736
851,168	BALTIC CLASSIFIEDS GROUP PLC(c)	2,077,151	1,351,109
14,400	BELLWAY PLC	632,327	376,175
42,408	BERKELEY GROUP HOLDINGS PLC(c)	2,556,518	1,922,450
123,037	BP PLC	415,058	581,568
23,251	BRITISH AMERICAN TOBACCO PLC	623,015	996,140
93,984	BRITISH LAND (THE) CO. PLC	402,942	511,513
5,069	BUNZL PLC	39,524	167,776
8,193	BURBERRY GROUP PLC	40,501	163,663
44,000	CARETECH HOLDINGS PLC(c)	283,989	396,889
29,188	CENTRAL ASIA METALS PLC	87,781	78,700
177,247	CNH INDUSTRIAL N.V.	1,588,336	2,046,921
425,455	COMPASS GROUP PLC	4,980,743	8,700,828
2,457	CRODA INTERNATIONAL PLC	92,898	193,571
1	DIAGEO PLC	12	43
10,391	DIAGEO PLC ADR(f)	506,948	1,809,281
60,720	DIPLOMA PLC	2,041,550	1,646,814
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	543,850
108,100	DRAX GROUP PLC	316,682	846,125
23,110	ENDAVA PLC ADR(c)(f)	2,882,367	2,039,920
8,963	ENTAIN PLC(c)	96,395	135,838
33,713	FERGUSON PLC	4,348,532	3,770,649
149,540	GSK PLC	2,701,151	3,214,011
226,607	HSBC HOLDINGS PLC	1,155,143	1,477,446
78,960	INCHCAPE PLC	585,822	668,501
21,041	INFORMA PLC(c)	99,674	135,443
301,600	J SAINSBURY PLC	799,323	748,961
2,128	JOHNSON MATTHEY PLC	33,879	49,878
234,700	JUPITER FUND MANAGEMENT PLC	895,723	423,122
295,800	KINGFISHER PLC	764,284	879,669
58,758	LAND SECURITIES GROUP PLC	385,246	474,933
75,603	LIBERTY GLOBAL PLC, CLASS A(c)	2,158,219	1,591,443
57,550	LIBERTY GLOBAL PLC, CLASS C(c)	1,685,769	1,271,279
6,864,200	LLOYDS BANKING GROUP PLC	4,638,278	3,535,335
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	560,213
370,300	MAN GROUP PLC	651,704	1,126,014
300,659	MARSTON'S PLC(c)	477,602	188,486
7,217	MEGGITT PLC(c)	16,687	69,316
61,248	MELROSE INDUSTRIES PLC	95,942	111,612
83,900	MICRO FOCUS INTERNATIONAL PLC	515,126	285,764
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	486,186
21,031	NATIONAL GRID PLC	124,099	269,323
320,113	NATWEST GROUP PLC	420,567	850,657
2,141	NEXT PLC	36,699	152,726
14,397	NINETY ONE PLC	41,643	34,648
123,700	OSB GROUP PLC	637,568	723,085
9,509	PEARSON PLC	75,214	86,792
See accompanying notes to financial statements.	91	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
11,450	RECKITT BENCKISER GROUP PLC	$ 466,936	859,980
151,700	REDDE NORTHGATE PLC	615,982	622,319
57,235	REDROW PLC	447,916	341,254
384,600	REGIONAL REI.T LTD.(e)	487,088	338,490
24,891	RELX PLC	180,592	673,502
244,435	RELX PLC (LONDON EXCHANGE)	3,834,717	6,623,480
38,892	RIO TINTO PLC ADR(f)	1,187,028	2,372,412
27,049	ROLLS-ROYCE HOLDINGS PLC(c)	19,223	27,313
77,712	ROYAL MAIL PLC	220,280	255,133
20,657	SAGE GROUP (THE) PLC	74,323	159,625
16,135	SEGRO PLC	67,053	191,855
13,084	SEVERN TRENT PLC	276,407	433,059
192,741	SHELL PLC	3,057,682	5,006,869
14,030	SMITH & NEPHEW PLC	98,533	195,978
3,071	SMITHS GROUP PLC	37,103	52,318
414,000	SPEEDY HIRE PLC	294,411	218,468
82,413	STHREE PLC	315,585	357,646
144,800	SYNTHOMER PLC	719,407	396,596
66,514	TATE & LYLE PLC	713,983	606,770
148,000	TP ICAP GROUP PLC	641,118	202,320
126,800	TYMAN PLC	343,290	368,133
10,104	UNILEVER PLC	218,729	457,668
14,323	UNILEVER PLC ADR(f)	310,061	656,423
8,137	UNITED UTILITIES GROUP PLC	56,989	101,033
994	WHITBREAD PLC	10,069	29,984
23,951	WILLIS TOWERS WATSON PLC	5,408,719	4,727,688
94,600	WINCANTON PLC	471,523	399,593
64,102	WPP PLC	434,931	643,447
		75,507,058	89,391,132	10.71%
United States:
24,021	AON PLC, CLASS A	5,603,001	6,477,983
194,715	ARCH CAPITAL GROUP LTD.(c)	3,937,733	8,857,586
6,182	DIVERSIFIED ENERGY CO. PLC	7,756	8,383
10,860	EPAM SYSTEMS, INC.(c)	4,613,157	3,201,311
3,017	METTLER-TOLEDO INTERNATIONAL, INC.(c)	2,005,417	3,465,839
3,157	NEWMONT CORP.	101,845	187,870
26,170	RESMED, INC.	3,148,208	5,486,017
75,236	SENSATA TECHNOLOGIES HOLDING PLC	4,154,980	3,107,999
25,748	STERIS PLC	4,372,780	5,307,950
705	WHITE MOUNTAINS INSURANCE GROUP LTD.	734,206	878,522
		28,679,083	36,979,460	4.43%
Uruguay:
62,989	DLOCAL LTD.(c)	1,411,452	1,653,461
11,302	GLOBANT S.A.(c)	1,942,675	1,966,548
		3,354,127	3,620,009	0.43%
Vietnam:
550,800	FPT CORP.	1,936,656	2,040,789
		1,936,656	2,040,789	0.24%
	Sub-total Common Stocks:	684,603,182	790,024,865	94.62%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA, 0.32%(h)	350,151	188,738
179,200	CIA ENERGETICA DE MINAS GERAIS, 2.21%(h)	357,186	355,424
		707,337	544,162	0.07%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 5.84%(h)	477,638	398,492
		477,638	398,492	0.05%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 8.62%(h)	59,403	123,193
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.39%(h)	311,648	197,717
18,800	JUNGHEINRICH A.G., 3.28%(h)	455,924	409,790
312	SARTORIUS A.G., 0.38%(h)	56,342	109,009
See accompanying notes to financial statements.	92	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
2,800	STO S.E. & CO. KGAA, 0.23%(h)	$ 304,841	409,036
		1,188,158	1,248,745	0.15%
South Korea:
75,990	SAMSUNG ELECTRONICS CO. LTD., 2.78%(h)	3,174,697	3,043,346
		3,174,697	3,043,346	0.36%
	Sub-total Preferred Stocks:	5,547,830	5,234,745	0.63%
Participatory Notes:
United Kingdom:
206,289	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/22(c)	3,424,188	2,431,621
		3,424,188	2,431,621	0.29%
	Sub-total Participatory Notes:	3,424,188	2,431,621	0.29%
Short-Term Investments:
8,172,385	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(i)	8,172,385	8,172,385
16,966,419	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 1.11%(j)	16,966,419	16,966,419
	Sub-total Short-Term Investments:	25,138,804	25,138,804	3.01%
	Grand total	$ 718,714,004	822,830,035	98.55%

Notes to Schedule of Investments:
(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Security is either wholly or partially on loan.
(c)	Non-income producing assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.83% of net assets as of June 30,2022.
(g)	Restricted security that has been deemed illiquid. At June 30, 2022, the value of these restricted illiquid securities amounted to $128,736 or 0.02% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Bakkavor Group PLC, 0.07%,	9/18/2019	$166,389

(h)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(i)	Investment relates to cash collateral received from portfolio securities loaned.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2021, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $18,467,837 with net sales of $1,501,418 for the six months ended June 30, 2022.
See accompanying notes to financial statements.	93	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
At June 30, 2022, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.23%
Consumer Discretionary	12.74
Consumer Staples	9.40
Energy	3.06
Financials	14.27
Health Care	15.21
Industrials	15.76
Information Technology	16.35
Materials	5.84
Real Estate	1.85
Utilities	1.29
100.00%
At June 30, 2022, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	21.98%
United States Dollar	16.39
Japanese Yen	12.28
Swiss Franc	10.03
British Pound	9.62
Hong Kong Dollar	5.22
Other currencies	24.48
100.00%
At June 30, 2022, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
Counterparty		Deliver		Receive
Northern Trust	10/20/2022	JPY	316,028,523	USD	2,475,816	$125,207
Northern Trust	10/20/2022	USD	2,384,188	JPY	316,028,523	$ (33,579)
						$ 91,628
See accompanying notes to financial statements.	94	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
June 30, 2022 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
See accompanying notes to financial statements.	95

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 25, 2022

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 25, 2022